IDS
Life Series
Fund, Inc.

2001 SEMIANNUAL REPORT

Offers seven portfolios with separate goals and objectives to provide investment flexibility for Variable Life Insurance Policies.

References to "Fund" throughout the remainder of this semiannual report refer to Equity Portfolio, Equity Income Portfolio, Government Securities Portfolio, Income Portfolio, International Equity Portfolio, Managed Portfolio and Money Market Portfolio, singularly or collectively as the context requires.

Managed by IDS Life Insurance Company

CONTENTS

From the President                       2

Equity Portfolio
From the Portfolio Manager               3
The 10 Largest Holdings                  3

Equity Income Portfolio
From the Portfolio Manager               4
The 10 Largest Holdings                  4

Government Securities Portfolio
From the Portfolio Manager               5

Income Portfolio
From the Portfolio Manager               6
The 10 Largest Holdings                  7

International Equity Portfolio
From the Portfolio Managers              8
The 10 Largest Holdings                  9

Managed Portfolio
From the Portfolio Managers             10
The 10 Largest Holdings                 11

Money Market Portfolio
From the Portfolio Manager              12

All Portfolios
Financial Statements                    13
Notes to Financial Statements           19
Investments in Securities               27


(picture of) Gumer C. Alvero
Gumer C. Alvero
President & CEO

From the President

Diversification and balance continue to be vital elements in a financial strategy. These elements are provided by combining the seven investment options of IDS Life Series Fund with life insurance protection. You may allocate your policy's value among any of these portfolios.

For a review of portfolio performance during the first half of the fiscal year (May through October 2001), please consult the portfolio managers' letters that begin on the next page.

Sincerely,

Gumer C. Alvero
President and Chief Executive Officer
IDS Life Series Fund, Inc.

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2 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

(picture of) Louis Giglio
Louis Giglio
Portfolio manager

From the Portfolio Manager

Equity Portfolio

A continued slide by growth stocks, especially technology-related issues, drove the Portfolio down substantially during the first half of the fiscal year -- May through October 2001. The loss for the six months was 22.75%. (This figure does not reflect expenses that apply to the variable subaccounts or the policy.)

The period actually began in good fashion, as stocks moved higher during May on the hope that the economy and corporate profits would emerge from their slump before the end of 2001. But fresh reports of economic and profit weakness soon arrived, sending the market, and technology stocks in particular, into a four-month nose dive that was exacerbated in September by the terrorist attack. Although it was a case of too little, too late, the period did end on a positive note with an upturn in October. The Portfolio's performance followed a similar path during the six months.

The driving force for the Portfolio, as it was for the market, was technology stocks, which comprised the largest area of investment. Most of the holdings were concentrated in the fiber optics, software, semiconductor and telecommunications equipment/services segments. Among the stocks experiencing the biggest declines were Juniper, Ciena, Metromedia Fiber and Time Warner Telecommunications. In an effort to cushion the effect of the downturn on the Portfolio, I steadily reduced tech-related holdings during the period, but because of the degree of the declines in many stocks, the overall effect was minimal.

As for other sectors, I added to health care, specialty retailing and financial services stocks. (Aside from the biotech segment of health care, which dropped in tandem with tech stocks, those holdings fared relatively well.) The other notable change was an increase in the number of stocks, a strategy designed to lessen the impact of a major decline in any single stock. Finally, I sold a handful of stocks that I thought would be particularly affected by the economic fallout from the events of September 11.

As for what the rest of the fiscal year may bring, I think it's worth noting that the Portfolio enjoyed a healthy gain in the final five weeks of the past period. Only time will tell whether this was an indicator of better things to come, but if that proves to be the case, I do believe the Portfolio is positioned to respond accordingly. Still, investors' tolerance for substantial price volatility will almost certainly continue to be tested as stocks work through the economic and military/political challenges that lie ahead.

Louis Giglio

The 10 Largest Holdings

Equity Portfolio

                                  Percent                       Value
                              (of net assets)           (as of Oct. 31, 2001)

MedImmune                           1.9%                     $15,696,000
IDEC Pharmaceuticals                1.8                       14,582,272
Electronics Arts                    1.7                       14,285,296
Best Buy                            1.7                       13,653,630
Danaher                             1.5                       12,485,760
Stryker                             1.4                       11,551,696
Biomet                              1.4                       11,199,600
Genzyme-General Division            1.2                       10,077,860
Family Dollar Stores                1.2                        9,971,130
VeriSign                            1.2                        9,948,470

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 15.0% of net assets

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3 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

From the Portfolio Manager

Equity Income Portfolio

During a period of substantial decline for the stock market, the Portfolio fared relatively well, as value stocks held up better than growth stocks. Still, for the first half of the fiscal year -- May through October 2001 -- the Portfolio experienced a loss of 11.93%. (This figure does not reflect expenses that apply to the variable subaccounts or the policy.)

The period began on a positive note, thanks to increasing optimism on the part of investors that the economy and corporate profits would recover from their weakened condition before the end of 2001. The market and the Portfolio responded with an advance during May.

Unfortunately, it was almost all downhill from that point, as ongoing anemic economic and profit data dashed investors' hopes and sent stocks into a steady decline over the summer that was capped by a steep drop after the events of September 11. Compared with the market, the Portfolio gave up ground more grudgingly through August, but was nonetheless hard hit by the late-period downturn. An upturn in October ended the period on a positive note, but could not make up for the September sell-off.

For the period as a whole, the Portfolio enjoyed moderately positive performance from two of its biggest areas of investment -- financial services and consumer discretionary stocks. Winners in the first group included Loews and Aon, while Whirlpool and Sears led the way in the second. The Portfolio also had a healthy exposure to materials/processing stocks, a productive area that included Hanson and Dow Chemical. A small investment in healthcare stocks also paid off.

On the losing side, technology stocks, although they comprised a relatively small part of the portfolio, clearly suffered the most, with names such as Hewlett Packard and Compaq taking a significant toll on the Portfolio. Utilities stocks also were negative, though to a modest degree. Declines in other stocks in a variety of other industries also hurt performance.

As for changes to the Portfolio, I established the utilities position in August, prior to which there was no exposure. At about the same time, I also added a bit to energy stocks. Late in the period, I beefed up the financial services exposure by purchasing a number of insurance stocks. The most notable reduction came in technology stocks, whose outlook remains iffy.

Looking toward the rest of the fiscal year, I think value stocks may continue to hold an advantage over growth stocks, as the investment environment seems likely to continue to be dominated by a high level of uncertainty.

Warren E. Spitz

The 10 Largest Holdings

Equity Income Portfolio

                                  Percent                         Value
                              (of net assets)             (as of Oct. 31, 2001)

Lehman Brothers Holdings            3.6%                        $163,396
ChevronTexaco                       2.6                          120,427
Ingersoll-Rand                      2.3                          106,305
SUPERVALU                           2.1                           94,963
Burlington Northern Santa Fe        2.0                           90,821
Conoco                              2.0                           89,513
Morgan Stanley, Dean Witter,
Discover & Co                       1.9                           87,273
ACE                                 1.8                           82,838
Aon                                 1.7                           77,982
Loews                               1.7                           76,860

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 21.7% of net assets

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4 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

(picture of) Mary McQuillen
Mary McQuillen
Portfolio manager

From the Portfolio Manager

Government Securities Portfolio

Low inflation and falling interest rates combined to create a very favorable investment environment for fixed-income securities during the past six months. For the Portfolio, the result was a gain of 7.23% for the first half of the fiscal year -- May through October 2001. (This figure does not reflect expenses that apply to the variable subaccounts or the policy.)

In an effort to revive an economy that remained in a slump over the six months, the Federal Reserve continued its policy of cutting short-term interest rates that it began in January 2001. While the economy didn't respond to the rate cuts, bond investors, whose confidence was also buoyed by reports of modest inflation, certainly did.

Their increased buying drove down interest rates across the fixed-income maturity range, sending prices higher. (Falling interest rates boost bond prices, while rising rates depress them.) The trend was most acute following last September's terrorist attacks, which reinforced the belief that economic recovery would be further delayed, prompting the Fed to continue to cut short-term rates. For the Portfolio, the result was an increase in value that complemented the interest income generated by its holdings. Performance got an extra boost from the Portfolio's long duration, a strategy I employed in anticipation of a decline in interest rates.

Responding particularly well during the period were U.S. Treasury issues, which benefited from investors' desire for ultra-safe investments in the face of economic weakness and increased uncertainty resulting from the country's military effort. I kept some of the Portfolio invested in Treasury issues.

Another portion of the Portfolio went into private mortgage-backed securities, which also performed well, though a high level of home refinancing limited their price appreciation somewhat. The final component of the Portfolio was mortgage-backed securities issued by the government agencies known as "Fannie Mae" and "Freddy Mac." For the most part, I concentrated the mortgage investments in the 15-year area, as they are less affected by a refinancing trend.

Looking ahead to the rest of the fiscal year, while the economy continues to struggle, I think we'll see the start of an upturn before too long. If so, the Fed probably will stop cutting interest rates, which would, in turn, put a lid on bonds' potential price appreciation and force investors to be content with a return generated solely by interest income.

Mary McQuillen

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5 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

(picture of) Lorraine R. Hart
Lorraine R. Hart
Portfolio manager

From the Portfolio Manager

Income Portfolio

It was a good six months for bonds, as subdued inflation and falling interest rates provided support for prices in most sectors of the market. For the Portfolio, the result was a return of 6.18% for the first half of the fiscal year -- May through October 2001. (This figure does not reflect expenses that apply to the variable subaccounts or the policy.)

Bad news for the economy usually means good news for the bond market, and the past six months was no exception. With the economy struggling to keep its head above water, the Federal Reserve continued to reduce short-term interest rates to keep it from going under. That powerful trend, complemented by a low inflation rate, drove down interest rates across the maturity range, pushing up bond prices in the process. As a result, the Portfolio enjoyed price appreciation on its holdings in addition to interest income.

Also working to the Portfolio's advantage were two areas of emphasis: short- and intermediate-term issues, which enjoyed especially good performance as rates in that range came down most sharply; and higher-quality issues, which investors preferred given that the weak economy might make it tougher for bond issuers to make their principal and interest payments.

Changes to the Portfolio were modest over the period. I increased holdings of U.S. Treasury, mortgage-backed and government-agency issues, and decreased those among low-grade corporate bonds. As a result of those moves, the level of cash reserves came down. The exposure to investment-grade corporate bonds stayed virtually the same. Mortgage-backed bonds were the largest area of investment, followed by investment-grade "corporates."

As I look ahead to the rest of the fiscal year, I think that the economy will begin to pick up before period-end. If that's the case, interest rates are very unlikely to go much lower, which in turn would limit any potential price appreciation and cause the Portfolio to rely largely on interest income for its return. In fact, I think it's quite possible that rates will gradually move higher in tandem with the economy. Should this outlook prove to be reasonably accurate, corporate bonds, both investment- and low-grade issues, may enjoy a performance advantage. Therefore, I expect to shift the Portfolio in that direction in the months ahead.

Lorraine R. Hart

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6 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

The 10 Largest Holdings

Income Portfolio

                                  Percent                         Value
                              (of net assets)             (as of Oct. 31, 2001)

Kroger
8.15% 2006                          0.5%                        $568,669

AT&T Wireless Services
8.75% 2031                          0.5                          567,859

Delhaize America
8.13% 2011                          0.5                          563,315

Vodafone Group
7.75% 2010                          0.5                          558,230

Morgan Stanley, Dean Witter,
Discover & Co
7.75% 2005                          0.5                          554,453

Deutsche Telekom Intl Finance
8.00% 2010                          0.5                          554,211

Duke Capital
7.50% 2009                          0.5                          554,055

Albertson's
7.50% 2011                          0.5                          549,890

Kerr-McGee
8.13% 2005                          0.5                          548,339

PSA
7.13% 2005                          0.5                          546,068

Excludes U.S. Treasury and government agency holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 5.0% of net assets

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7 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

(picture of) Mark Fawcett
Mark Fawcett
Portfolio manager

(picture of) Richard A. Leadem
Richard A. Leadem
Portfolio manager

(picture of) Gavin Corr
Gavin Corr
Portfolio manager

From the Portfolio Managers

International Equity Portfolio

A slumping economy and a steep stock-market downturn in the U.S. reverberated around the globe, driving down share prices in major foreign markets as well for most of the past six months. For the Portfolio, the result was a loss of 21.30% over the first half of the fiscal year -- May through October 2001. (This figure does not reflect expenses that apply to the variable subaccounts or the policy.)

The period began well enough, as hope for global economic recovery in the second half of 2001 lifted stock markets last May. But the following four months was a completely different story. The recovery scenario never developed -- in fact, the global economy worsened -- and corporate profits went into a nose dive, taking stock prices with them.

While stocks in nearly all business sectors were affected, those of technology/telecommunications companies were under the most extreme pressure as investors turned increasingly negative on their prospects. It was not uncommon to find formerly high-flying tech stocks down 50% or more for the six months. Although tech was not a major area of investment for the Portfolio, the dramatic decline in that sector clearly took a toll on performance.

Also playing a key role in the Portfolio's results was an ill-timed decision to build up our position in U.S. stocks during the first several months of 2001 to take advantage of the anticipated U.S.-led global recovery. When that didn't happen, the Portfolio suffered accordingly.

In Europe, where the bulk of the Portfolio was invested, the pressure on stocks stemming from the economic and profit weakness was exacerbated by central banks' reluctance to substantially cut interest rates, effectively delaying any recovery. Compounding the problem late in the period was our decision to increase holdings among economically sensitive stocks, which subsequently were hurt when the slowdown dragged on. Apart from those market developments, a drop in the value of the euro versus the U.S. dollar further reduced returns from European investments.

The most notable change came late in the period, when we eliminated all U.S. stocks to re-position the Portfolio as a purely international (non-U.S.) investment vehicle. Concurrently, we moved more money into Europe, concentrating on "defensive" stocks in the pharmaceutical and food producer/retailer sectors. This strategy is in keeping with our recent view that stock markets will likely remain volatile, especially over the near term.

Mark Fawcett

Richard A. Leadem

Gavin Corr

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8 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

The 10 Largest Holdings

International Equity Portfolio

                                          Percent                Value
                                      (of net assets)    (as of Oct. 31, 2001)

GlaxoSmithKline (United Kingdom)            3.9%               $8,794,883
HSBC Holdings (United Kingdom)              3.7                 8,279,364
UBS (Switzerland)                           3.3                 7,348,205
Novartis (Switzerland)                      3.0                 6,675,570
Vodafone Group (United Kingdom)             2.9                 6,434,751
Total Fina ELF (France)                     2.8                 6,229,613
BP (United Kingdom)                         2.6                 5,820,592
StreetTRACKS MSCI Pan Euro ETF (France)     2.5                 5,653,997
ENI (Italy)                                 2.4                 5,468,912
British Sky Broadcasting Group
(United Kingdom)                            2.2                 5,038,914

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 29.3% of net assets

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9 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

(picture of) Doug Guffy
Doug Guffy
Portfolio manager

(picture of) Jeannette K. Parr
Jeannette K. Parr
Portfolio manager

From the Portfolio Managers

Managed Portfolio

Despite a strong return from bond investments, the Portfolio turned in a negative performance during the past six months as growth stocks remained in a serious slump. For the first half of the fiscal year -- May through October 2001 -- the Portfolio lost 13.98%. (This figure does not reflect expenses that apply to the variable subaccounts or the policy.)

The period actually got off to a very good start, as stocks shot up in May on hopes that the economy would improve in the second half of 2001 and boost corporate profits in the process. From then on, though, the environment, particularly for growth stocks, turned increasingly negative. Fresh reports of economic and profit weakness, reinforced by dismal outlooks from companies' managements, weighed heavily on the market through the summer and early fall, culminating in a rapid drop spurred by the terrorist attacks in September. Although the period did end on a positive note with the market regaining some of the lost ground in October, it was a case of too little, too late.

Because of its concentration in growth stocks, the Portfolio was under considerable pressure for most of the period. This was especially true for its technology holdings, which comprised the largest portion of the Portfolio and experienced the steepest decline. In light of the fact that such stocks paid off well early in the period and that we expected the economy and corporate profits to pick up, we decided to stick with those holdings over the ensuing months. Ultimately, that proved to be the wrong strategy. As for the rest of the stocks in the Portfolio, better results were realized from its two other major areas of investment -- health care and financial services.

Compared with stocks, bonds had everything going for them for most of the period. Already pleased that inflation showed no signs of increasing, the bond market was boosted by the ongoing economic weakness, which in turn prompted the Federal Reserve to continue the cuts in short-term interest rates that it began in January 2001. (Falling interest rates drive up bond prices.) As a result, led by longer-term U.S. Treasury issues, most sectors of the bond market rallied over six months. That was also the case for the Portfolio's bond investments, and that made up for some of the weakness on the stock side.

Looking to the second half of the fiscal year, we expect an improving environment for stocks, as the economy and corporate profits appear to be getting in position to turn the corner. On the bond side, we'll probably have to rely on interest income for return, as there appears to be little room left for interest rates to fall and enhance prices.

Doug Guffy

Jeannette K. Parr

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10 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

The 10 Largest Holdings

Managed Portfolio

                                  Percent                       Value
                              (of net assets)           (as of Oct. 31, 2001)

Tyco Intl                           4.5%                     $22,113,000
Citigroup                           3.3                       16,387,200
General Electric                    3.3                       16,384,500
Pfizer                              3.1                       15,084,000
Medtronic                           2.9                       14,105,000
Microsoft                           2.7                       13,374,500
American Intl Group                 2.7                       13,362,000
Cisco Systems                       2.3                       11,505,600
Harley-Davidson                     2.0                        9,957,200
Wal-Mart Stores                     2.0                        9,766,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 28.8% of net assets

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11 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

(picture of) Terry L. Seierstad
Terry L. Seierstad
Portfolio manager

From the Portfolio Manager

Money Market Portfolio

The Portfolio's yield fell during the first half of the fiscal year, reflecting a substantial decline in short-term interest rates. For the period -- May through October 2001 -- the Fund generated a return of 1.77%, while its seven-day yield was 2.43%.* (These figures do not reflect expenses that apply to the variable subaccounts or the policy.)

In keeping with its objective, the Fund also maintained a net asset value of $1 per share during the period. (An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.)

The slowdown in economic growth that began in 2000 continued during the six months, though, by the end of the period, it had yet to satisfy the textbook definition of a recession. But the conditions were serious enough to prompt the Federal Reserve to cut short-term interest several times to try to rouse the economy from its slumber.

In response to the rate cuts, issuers of commercial paper -- the core of the Portfolio's investments -- followed suit by reducing the interest on their newly issued securities. As those securities were added to the Portfolio, the result was a decline in its yield. In anticipation of the drop in short-term interest rates, I substantially lengthened the average maturity of the Portfolio to shore up the yield. The net effect proved to be minor, however, given the degree of the interest-rate decline.

Another change worth noting was the addition of some U.S. government-agency securities, a move designed to increase the overall quality of the holdings. This new component will comprise at least 25% of the investments on an ongoing basis.

Looking ahead, despite the dampening effect on growth resulting from the events of September 11, I think the economy is likely to show signs of recovery before the end of the fiscal year. If so, the Federal Reserve may well decide to curtail or even suspend its interest-rate cuts. In that scenario, yields on the Portfolio's investments probably would stabilize and, eventually, drift higher. Should that appear imminent, I will reduce the Portfolio's average maturity to more quickly add higher-yielding securities as they become available.

Terry L. Seierstad

* The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. This yield is based on the seven-day yield as of Oct. 31, 2001.

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12 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT


Financial Statements

Statements of assets and liabilities
IDS Life Series Fund, Inc.

                                                                                 Equity        Equity     Government        Income
                                                                              Portfolio        Income     Securities     Portfolio
Oct. 31, 2001 (Unaudited)                                                                   Portfolio      Portfolio

Assets
Investments in securities, at value (Note 1)
   (identified cost $884,593,504, $4,785,905, $21,750,062
   and $109,934,349, respectively)                                       $  821,678,928    $4,441,498    $23,147,193  $112,990,889
Cash in bank on demand deposit                                                  102,555       185,654        504,384       378,026
Expense reimbursement receivable from IDS Life                                       --            --          1,451            --
Receivable for investment securities sold                                    22,474,109            --             --     7,165,420
Dividends and accrued interest receivable                                       434,924         6,889        236,681     1,662,332
                                                                                -------         -----        -------     ---------
Total assets                                                                844,690,516     4,634,041     23,889,709   122,196,667
                                                                            -----------     ---------     ----------   -----------

Liabilities
Dividends payable to shareholders (Note 1)                                    1,356,163        18,025         94,099       560,054
Payable for investment securities purchased                                  19,221,284        33,877        502,625     7,270,648
Payable for securities purchased on a when-issued basis (Note 1)                     --            --             --     6,977,906
Accrued investment management services fee                                      517,689         2,865         14,131        67,366
Other accrued expenses                                                           78,823            64          8,054         8,650
Options contracts written, at value
   (premiums received $341,151 for Equity Portfolio) (Note 5)                   253,425            --             --            --
                                                                                -------            --             --            --
Total liabilities                                                            21,427,384        54,831        618,909    14,884,624
                                                                             ----------        ------        -------    ----------
Net assets applicable to outstanding capital stock                       $  823,263,132    $4,579,210    $23,270,800  $107,312,043
                                                                         ==============    ==========    ===========  ============

Represented by
Capital stock -- $.001 par value (Note 1)                                $       52,809    $      514    $     2,187  $     11,019
Additional paid-in capital                                                1,329,424,079     4,919,367     22,155,996   109,745,347
Undistributed (excess of distributions over) net investment income               42,699             1          3,816          (273)
Accumulated net realized gain (loss) (Note 7)                              (443,429,605)        3,735       (288,330)   (5,500,590)
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies              (62,826,850)     (344,407)     1,397,131     3,056,540
                                                                            -----------      --------      ---------     ---------
Total -- representing net assets applicable to
   outstanding capital stock                                             $  823,263,132    $4,579,210    $23,270,800  $107,312,043
                                                                         ==============    ==========    ===========  ============
Shares outstanding                                                           52,808,794       514,422      2,186,904    11,018,605
                                                                             ----------       -------      ---------    ----------
Net asset value per share of outstanding capital stock                   $        15.59    $     8.90    $     10.64  $       9.74
                                                                         --------------    ----------    -----------  ------------

See accompanying notes to financial statements.

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13 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT


Statements of assets and liabilities (continued)
IDS Life Series Fund, Inc.

                                                                                        International        Managed         Money
                                                                                               Equity      Portfolio        Market
Oct. 31, 2001 (Unaudited)                                                                   Portfolio                    Portfolio

Assets
Investments in securities, at value (Note 1)
   (identified cost $227,234,808, $519,222,590 and $74,061,149, respectively)           $ 216,577,834   $503,093,559   $74,061,149
Cash in bank on demand deposit                                                                136,199             --       257,775
Receivable for investment securities sold                                                  10,230,801      2,123,944            --
Dividends and accrued interest receivable                                                     416,609      2,165,120        15,668
                                                                                              -------      ---------        ------
Total assets                                                                              227,361,443    507,382,623    74,334,592
                                                                                          -----------    -----------    ----------

Liabilities
Disbursements in excess of cash on demand deposit                                                  --          1,084            --
Dividends payable to shareholders (Note 1)                                                    811,133      2,006,576       173,616
Payable for investment securities purchased                                                 1,814,302     14,481,325            --
Accrued investment management services fee                                                    196,487        312,790        33,352
Other accrued expenses                                                                         44,906         32,118        43,205
                                                                                               ------         ------        ------
Total liabilities                                                                           2,866,828     16,833,893       250,173
                                                                                            ---------     ----------       -------
Net assets applicable to outstanding capital stock                                      $ 224,494,615   $490,548,730   $74,084,419
                                                                                        =============   ============   ===========

Represented by
Capital stock -- $.001 par value (Note 1)                                               $      21,570   $     35,921   $    74,086
Additional paid-in capital                                                                363,056,407    578,462,168    74,007,368
Undistributed (excess of distributions over) net investment income                           (777,456)       142,455            --
Accumulated net realized gain (loss) (Note 7)                                            (127,114,087)   (72,100,654)        2,965
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies (Note 6)                   (10,691,819)   (15,991,160)           --
                                                                                          -----------    -----------            --
Total -- representing net assets applicable to
   outstanding capital stock                                                            $ 224,494,615   $490,548,730   $74,084,419
                                                                                        =============   ============   ===========
Shares outstanding                                                                         21,570,169     35,921,353    74,086,265
                                                                                           ----------     ----------    ----------
Net asset value per share of outstanding capital stock                                  $       10.41   $      13.66   $      1.00
                                                                                        -------------   ------------   -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT


Statements of operations
IDS Life Series Fund, Inc.

                                                                                 Equity        Equity     Government        Income
                                                                              Portfolio        Income     Securities     Portfolio
Six months ended Oct. 31, 2001 (Unaudited)                                                  Portfolio      Portfolio

Investment income
Income:
Dividends                                                                 $   2,668,893     $  46,322     $       --    $   94,441
Interest                                                                      2,294,050            --        611,186     3,602,510
   Less foreign taxes withheld                                                  (31,540)         (208)            --            --
                                                                                -------          ----             --            --
Total income                                                                  4,931,403        46,114        611,186     3,696,951
                                                                              ---------        ------        -------     ---------
Expenses (Note 2):
Investment management and services fee                                        3,431,503        15,404         72,783       370,325
Custodian fees                                                                   64,260        10,082          2,159        11,696
Audit fees                                                                        8,125         4,875          4,875         5,625
Directors fees                                                                    2,221            11             54           162
Printing and postage                                                             62,699           282          1,274         6,704
Other                                                                               865            --          2,060         1,755
                                                                                    ---            --          -----         -----
Total expenses                                                                3,569,673        30,654         83,205       396,267
   Less expenses reimbursed by IDS Life                                              --       (13,043)            --            --
                                                                                     --       -------             --            --
                                                                              3,569,673        17,611         83,205       396,267
   Earnings credits on cash balances (Note 2)                                      (630)           --             --        (1,396)
                                                                                   ----            --             --        ------
Total expenses -- net                                                         3,569,043        17,611         83,205       394,871
                                                                              ---------        ------         ------       -------
Investment income (loss) -- net                                               1,362,360        28,503        527,981     3,302,080
                                                                              ---------        ------        -------     ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                          (191,879,624)       14,108         46,490      (470,280)
   Options contracts written (Note 5)                                           744,769            --             --            --
                                                                                -------            --             --            --
Net realized gain (loss) on investments                                    (191,134,855)       14,108         46,490      (470,280)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                                        (57,579,478)     (619,664)       908,255     3,500,844
                                                                            -----------      --------        -------     ---------
Net gain (loss) on investments and foreign currencies                      (248,714,333)     (605,556)       954,745     3,030,564
                                                                           ------------      --------        -------     ---------
Net increase (decrease) in net assets resulting from operations           $(247,351,973)    $(577,053)    $1,482,726    $6,332,644
                                                                          =============     =========     ==========    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT


Statements of operations (continued)
IDS Life Series Fund, Inc.

                                                                                        International        Managed         Money
                                                                                               Equity      Portfolio        Market
Six months ended Oct. 31, 2001 (Unaudited)                                                  Portfolio                    Portfolio

Investment income
Income:
Dividends                                                                                $  1,863,505   $  1,186,020    $       --
Interest                                                                                      345,810      5,481,173     1,415,549
   Less foreign taxes withheld                                                               (121,072)        (1,350)           --
                                                                                             --------         ------            --
Total income                                                                                2,088,243      6,665,843     1,415,549
                                                                                            ---------      ---------     ---------
Expenses (Note 2):
Investment management and services fee                                                      1,238,851      1,925,631       177,818
Custodian fees                                                                                 64,197         36,582         1,185
Audit fees                                                                                      6,875          8,000         4,125
Directors fees                                                                                    421          1,352           129
Printing and postage                                                                           19,954         37,842         2,176
Other                                                                                             490          1,308            --
                                                                                                  ---          -----            --
Total expenses                                                                              1,330,788      2,010,715       185,433
   Earnings credits on cash balances (Note 2)                                                  (1,640)        (1,111)           --
                                                                                               ------         ------            --
Total expenses -- net                                                                       1,329,148      2,009,604       185,433
                                                                                            ---------      ---------       -------
Investment income (loss) -- net                                                               759,095      4,656,239     1,230,116
                                                                                              -------      ---------     ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                         (50,624,814)   (28,486,331)        4,063
   Foreign currency transactions                                                              408,351             --            --
   Futures contracts                                                                               --     (3,619,345)           --
   Options contracts written (Note 5)                                                              --        137,750            --
                                                                                                   --        -------            --
Net realized gain (loss) on investments                                                   (50,216,463)   (31,967,926)        4,063
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                                                      (13,711,950)   (54,511,904)           --
                                                                                          -----------    -----------            --
Net gain (loss) on investments and foreign currencies                                     (63,928,413)   (86,479,830)        4,063
                                                                                          -----------    -----------         -----
Net increase (decrease) in net assets resulting from operations                          $(63,169,318)  $(81,823,591)   $1,234,179
                                                                                         ============   ============    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT


Statements of changes in net assets
IDS Life Series Fund, Inc.

                                                                           Equity Portfolio              Equity Income Portfolio
                                                                     Oct. 31, 2001 April 30, 2001     Oct. 31, 2001 April 30, 2001
                                                                  Six months ended     Year ended  Six months ended     Year ended
                                                                       (Unaudited)                      (Unaudited)

Operations and distributions
Investment income (loss) -- net                                     $    1,362,360 $   (2,757,023)       $   28,503     $   36,096
Net realized gain (loss) on investments                               (191,134,855)  (114,194,388)           14,108          8,830
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                     (57,579,478)  (523,414,933)         (619,664)       236,595
                                                                       -----------   ------------          --------        -------
Net increase (decrease) in net assets resulting from operations       (247,351,973)  (640,366,344)         (577,053)       281,521
                                                                      ------------   ------------          --------        -------
Distributions to shareholders from:
   Net investment income                                                (1,362,360)            --           (28,502)       (36,135)
   Net realized gain                                                  (135,496,423)  (378,441,149)           (5,469)            --
                                                                      ------------   ------------            ------             --
Total distributions                                                   (136,858,783)  (378,441,149)          (33,971)       (36,135)
                                                                      ------------   ------------           -------        -------

Capital share transactions (Note 4)
Proceeds from sales                                                     15,138,805     71,323,681         1,326,649      1,596,626
Reinvested distributions at net asset value                            135,502,620    378,441,149            28,000         30,918
Payments for redemptions                                               (35,862,480)   (52,770,102)         (109,642)      (214,045)
                                                                       -----------    -----------          --------       --------
Increase (decrease) in net assets from capital share transactions      114,778,945    396,994,728         1,245,007      1,413,499
                                                                       -----------    -----------         ---------      ---------
Total increase (decrease) in net assets                               (269,431,811)  (621,812,765)          633,983      1,658,885
Net assets at beginning of period                                    1,092,694,943  1,714,507,708         3,945,227      2,286,342
                                                                     -------------  -------------         ---------      ---------
Net assets at end of period                                         $  823,263,132 $1,092,694,943        $4,579,210     $3,945,227
                                                                    ============== ==============        ==========     ==========
Undistributed net investment income                                 $       42,699 $       42,699        $        1     $       --
                                                                    -------------- --------------        ----------     ----------

                                                                    Government Securities Portfolio         Income Portfolio
                                                                     Oct. 31, 2001 April 30, 2001     Oct. 31, 2001 April 30, 2001
                                                                  Six months ended     Year ended  Six months ended     Year ended
                                                                       (Unaudited)                      (Unaudited)

Operations and distributions
Investment income (loss) -- net                                        $   527,981    $ 1,006,712      $  3,302,080   $  6,553,959
Net realized gain (loss) on investments                                     46,490        (17,641)         (470,280)    (2,276,476)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                         908,255        943,134         3,500,844      4,756,318
                                                                           -------        -------         ---------      ---------
Net increase (decrease) in net assets resulting from operations          1,482,726      1,932,205         6,332,644      9,033,801
                                                                         ---------      ---------         ---------      ---------
Distributions to shareholders from:
   Net investment income                                                  (527,981)      (990,952)       (3,314,799)    (6,029,764)
                                                                          --------       --------        ----------     ----------

Capital share transactions (Note 4)
Proceeds from sales                                                      3,124,927      3,591,941         3,375,969     11,053,811
Reinvested distributions at net asset value                                520,395        986,526         3,307,956      5,971,651
Payments for redemptions                                                  (984,160)    (4,356,164)       (6,074,506)    (8,696,124)
                                                                          --------     ----------        ----------     ----------
Increase (decrease) in net assets from capital share transactions        2,661,162        222,303           609,419      8,329,338
                                                                         ---------        -------           -------      ---------
Total increase (decrease) in net assets                                  3,615,907      1,163,556         3,627,264     11,333,375
Net assets at beginning of period                                       19,654,893     18,491,337       103,684,779     92,351,404
                                                                        ----------     ----------       -----------     ----------
Net assets at end of period                                            $23,270,800    $19,654,893      $107,312,043   $103,684,779
                                                                       ===========    ===========      ============   ============
Undistributed (excess of distributions over) net investment income     $     3,816    $     3,816      $       (273)  $     12,446
                                                                       -----------    -----------      ------------   ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT


Statements of changes in net assets (continued)
IDS Life Series Fund, Inc.

                                                                    International Equity Portfolio          Managed Portfolio
                                                                     Oct. 31, 2001 April 30, 2001     Oct. 31, 2001 April 30, 2001
                                                                  Six months ended     Year ended  Six months ended     Year ended
                                                                       (Unaudited)                      (Unaudited)

Operations and distributions
Investment income (loss) -- net                                       $    759,095  $   2,039,171      $  4,656,239  $  13,018,364
Net realized gain (loss) on investments                                (50,216,463)   (76,818,335)      (31,967,926)   (39,540,828)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies  (13,711,950)   (32,028,217)      (54,511,904)  (202,260,263)
                                                                       -----------    -----------       -----------   ------------
Net increase (decrease) in net assets resulting from operations        (63,169,318)  (106,807,381)      (81,823,591)  (228,782,727)
                                                                       -----------   ------------       -----------   ------------
Distributions to shareholders from:
   Net investment income                                                (1,217,788)    (1,974,276)       (4,807,970)   (12,332,645)
   Net realized gain                                                            --    (61,342,700)         (115,206)   (33,181,679)
                                                                                --    -----------          --------    -----------
Total distributions                                                     (1,217,788)   (63,316,976)       (4,923,176)   (45,514,324)
                                                                        ----------    -----------        ----------    -----------

Capital share transactions (Note 4)
Proceeds from sales                                                      4,713,286     36,564,191         6,980,463     27,866,067
Reinvested distributions at net asset value                                884,684     62,838,946         5,961,091     45,687,438
Payments for redemptions                                               (16,636,020)    (8,571,829)      (23,730,210)   (37,721,259)
                                                                       -----------     ----------       -----------    -----------
Increase (decrease) in net assets from capital share transactions      (11,038,050)     90,831,308      (10,788,656)    35,832,246
                                                                       -----------      ----------      -----------     ----------
Total increase (decrease) in net assets                                (75,425,156)   (79,293,049)      (97,535,423)  (238,464,805)
Net assets at beginning of period                                      299,919,771    379,212,820       588,084,153    826,548,958
                                                                       -----------    -----------       -----------    -----------
Net assets at end of period                                           $224,494,615  $ 299,919,771      $490,548,730  $ 588,084,153
                                                                      ============  =============      ============  =============
Undistributed (excess of distributions over) net investment income    $   (777,456) $    (318,763)     $    142,455  $     294,186
                                                                      ------------  -------------      ------------  -------------

                                                                                                         Money Market Portfolio
                                                                                                      Oct. 31, 2001 April 30, 2001
                                                                                                   Six months ended     Year ended
                                                                                                        (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                                        $  1,230,116   $  3,556,042
Net realized gain (loss) on investments                                                                       4,063            226
                                                                                                              -----            ---
Net increase (decrease) in net assets resulting from operations                                           1,234,179      3,556,268
                                                                                                          ---------      ---------
Distributions to shareholders from:
   Net investment income                                                                                 (1,231,110)    (3,517,108)
                                                                                                         ----------     ----------

Capital share transactions (Note 4)
Proceeds from sales                                                                                      16,669,389     33,829,088
Reinvested distributions at net asset value                                                               1,291,090      3,557,154
Payments for redemptions                                                                                (13,541,383)   (24,906,602)
                                                                                                        -----------    -----------
Increase (decrease) in net assets from capital share transactions                                         4,419,096     12,479,640
                                                                                                          ---------     ----------
Total increase (decrease) in net assets                                                                   4,422,165     12,518,800
Net assets at beginning of period                                                                        69,662,254     57,143,454
                                                                                                         ----------     ----------
Net assets at end of period                                                                            $ 74,084,419   $ 69,662,254
                                                                                                       ============   ============
Undistributed net investment income                                                                    $         --   $        994
                                                                                                       ------------   ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Notes to Financial Statements

(Unaudited as to Oct. 31, 2001)

IDS Life Series Fund, Inc.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IDS Life Series Fund, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Each Fund has 10 billion authorized shares of capital stock and the primary investments are as follows:

    Equity Portfolio primarily invests in U.S. common stocks and securities convertible into common stock.

    Equity Income Portfolio primarily invests in equity securities that provide steady dividend income.

    Government Securities Portfolio primarily invests in securities issued or guaranteed as to principal and interest by the U.S. government and its agencies.

    Income Portfolio primarily invests in investment grade corporate bonds and government securities.

    International Equity Portfolio primarily invests in equity securities of foreign issuers.

    Managed Portfolio primarily invests in a combination of equity and debt securities.

    Money Market Portfolio primarily invests in high-quality, short-term debt securities.

Shares of each Fund are sold to IDS Life Insurance Company (IDS Life) subaccounts or IDS Life Insurance Company of New York subaccounts in connection with the sale of variable insurance contracts.

Each Fund's significant accounting policies are summarized as follows:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities in the Fund, except Money Market Portfolio, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued daily at amortized cost, which approximates market value in order to maintain a constant net asset value of $1 per share.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Funds, except Money Market Portfolio, may buy and sell put or call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Funds, except Money Market Portfolio, may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
19 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statements of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds, except Money Market Portfolio, may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Oct. 31, 2001, investments in securities for Equity Portfolio and Managed Portfolio included issues that are illiquid which the Funds currently limit to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Oct. 31, 2001 was $40,414,373 and $195,250 representing 4.91% and 0.04% of net assets for Equity Portfolio and Managed Portfolio, respectively. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by Equity Portfolio on a forward-commitment basis can take place one month or more after the transaction date. The Fund designates cash or liquid securities at least equal to the amount of its commitment. As of Oct. 31, 2001, Equity Portfolio has entered into outstanding forward-commitments of $3,000,000.

Securities purchased on a when-issued or forward-commitment basis
Delivery and payment for securities that have been purchased by Equity Portfolio, Government Securities Portfolio, Income Portfolio and Managed Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, when-issued securities are subject to market fluctuations and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its commitment. As of Oct. 31, 2001, Equity Portfolio, Government Securities Portfolio, Income Portfolio and Managed Portfolio had entered into outstanding when-issued or forward-commitments of $1,887,070, $502,625, $6,977,906 and $8,644,934, respectively.

Federal income taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of wash sale transactions, foreign currency exchange gains and losses, and the timing and amount of market discount recognized as ordinary income. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.

Dividends to shareholders
As of Oct. 31, 2001, dividends declared for each Fund payable Nov. 1, 2001 are as follows:

Equity Portfolio                                                  $.026
Equity Income Portfolio                                           $.035
Government Securities Portfolio                                   $.044
Income Portfolio                                                  $.051
International Equity Portfolio                                    $.038
Managed Portfolio                                                 $.056
Money Market Portfolio                                            $.002

Distributions to shareholders are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, when available, are declared daily and distributed monthly for the Government Securities, Income and Money Market Portfolios and declared and distributed quarterly for the Equity, Equity Income, International Equity and Managed Portfolios. Capital gain distributions, when available, will be made annually. However, additional capital gain distributions may be made periodically during the fiscal year in order to comply with the Internal Revenue Code as applicable to regulated investment companies.

--------------------------------------------------------------------------------
20 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES

The Funds have an Investment Management and Services Agreement with IDS Life. For its services, IDS Life is paid a fee based on the aggregate average daily net assets of each Fund. The fee is 0.70% on an annual basis for Equity, Equity Income, Government Securities, Income, and Managed Portfolios. For International Equity Portfolio the fee is 0.95% on an annual basis. For Money Market Portfolio the fee is 0.50% on an annual basis.

IDS Life and American Express Financial Corporation (AEFC) have an Investment Advisory Agreement which calls for IDS Life to pay AEFC a fee for investment advice about the Fund's portfolios. The fee paid by IDS Life is 0.25% of Equity, Equity Income, Government Securities, Income, Managed and Money Market Portfolios' average daily net assets for the year. The fee paid by IDS Life is 0.35% of International Equity Portfolio's average daily net assets for the year.

In addition to paying its own management fee, each Fund also pays its taxes, brokerage commissions and other non-advisory expenses. Expenses that relate to a particular Fund, such as custodian fees and registration fees for shares, are paid by that Fund. Other expenses are allocated to the Fund in an equitable manner as determined by the Fund's board. Each Fund also pays custodian fees to American Express Trust Company, an affiliate of IDS Life.

IDS Life has voluntarily agreed to reimburse each Fund for non-advisory expenses which exceed 0.10% on an annual basis of average daily net assets of each Fund.

During the six months ended Oct. 31, 2001, the Fund's custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                           Reduction

Equity Portfolio                                                 $  630
Income Portfolio                                                  1,396
International Equity Portfolio                                    1,640
Managed Portfolio                                                 1,111

3. SECURITIES TRANSACTIONS

For the six months ended Oct. 31, 2001, cost of purchases and proceeds from sales of securities aggregated, respectively, $148,314,327 and $144,151,330 for Money Market Portfolio. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                   Purchases             Proceeds

Equity Portfolio                   $1,159,147,845        $1,158,163,011
Equity Income Portfolio                 2,081,002               876,504
Government Securities Portfolio         4,496,575             2,826,025
Income Portfolio                       46,536,585            42,373,159
International Equity Portfolio        372,835,241           376,659,501
Managed Portfolio                     237,405,628           217,724,292

Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with IDS Life were $3,120 for Equity Portfolio for the six months ended Oct. 31, 2001.

--------------------------------------------------------------------------------
21 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT


4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for each Fund for the periods indicated are as follows:

                                                                 Six months ended Oct. 31, 2001
                                Equity         Equity      Government         Income  International         Managed          Money
                             Portfolio         Income      Securities      Portfolio         Equity       Portfolio         Market
                                            Portfolio       Portfolio                     Portfolio                      Portfolio

Sold                           760,131        135,434         300,928        353,711        398,499         462,389     16,670,241
Issued for reinvested
   distributions             7,259,758          2,760          50,627        347,387         71,047         382,062      1,291,164
Redeemed                    (1,974,884)       (11,164)        (95,652)      (636,964)    (1,460,101)     (1,622,894)   (13,542,105)
                            ----------        -------         -------       --------     ----------      ----------    -----------
Net increase (decrease)      6,045,005        127,030         255,903         64,134       (990,555)       (778,443)     4,419,300
                             ---------        -------         -------         ------       --------        --------      ---------

                                                                  Year ended April 30, 2001
                                Equity         Equity      Government         Income  International         Managed          Money
                             Portfolio         Income      Securities      Portfolio         Equity       Portfolio         Market
                                            Portfolio       Portfolio                     Portfolio                      Portfolio

Sold                         2,159,130        166,400         354,145      1,175,747      2,148,579       1,377,138     33,831,541
Issued for reinvested
   distributions            10,165,218          3,190          99,332        645,536      3,582,508       2,031,155      3,557,023
Redeemed                    (1,490,463)       (21,886)       (441,556)      (940,798)      (551,889)     (1,795,905)   (24,908,431)
                            ----------        -------        --------       --------       --------      ----------    -----------
Net increase (decrease)     10,833,885        147,704          11,921        880,485      5,179,198       1,612,388     12,480,133
                            ----------        -------          ------        -------      ---------       ---------     ----------

5. OPTIONS CONTRACTS WRITTEN

Contracts and premium amounts associated with options contracts written by Equity Portfolio are as follows:

                                     Six months ended Oct. 31, 2001
                                    Puts                      Calls
                           Contracts     Premiums    Contracts     Premiums

Balance April 30, 2001           250    $  90,407          250   $  195,000
Opened                           550      147,866        7,187    1,146,783
Closed                          (300)     (77,013)      (2,466)    (588,829)
Exercised                       (350)    (102,552)        (791)    (111,796)
Expired                         (150)     (58,708)      (2,300)    (300,007)
                                ----      -------       ------     --------
Balance Oct. 31, 2001             --    $      --        1,880   $  341,151
                                  --    ---------        -----   ----------

See "Summary of significant accounting policies."

Contracts and premium amounts associated with options contracts written by Managed Portfolio are as follows:

                                     Six months ended Oct. 31, 2001
                                    Puts                      Calls
                           Contracts     Premiums    Contracts     Premiums

Balance April 30, 2001            --    $      --           --    $      --
Opened                         1,234      308,334          232      113,026
Closed                          (334)    (147,539)        (232)    (113,026)
Expired                         (900)    (160,795)          --           --
                                ----     --------           --           --
Balance Oct. 31, 2001             --    $      --           --    $      --
                                  --    ---------                 ---------

See "Summary of significant accounting policies."

6. FUTURES CONTRACTS

As of Oct. 31, 2001, Managed Portfolio's investments in securities included securities valued at $1,887,705 that were pledged as collateral to cover initial margin deposits on 82 open purchase stock index contracts and 134 open sale interest rate contracts. The market value of the open purchase stock index contracts as of Oct. 31, 2001 was $21,744,350 with a net unrealized gain of $710,509. The market value of the open sale interest rate contracts as of Oct. 31, 2001 was $14,827,157 with an unrealized loss of $572,638. See "Summary of significant accounting policies."

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs were as follows as of April 30, 2001:

                                                             Expiration
Fund                                   Carry-over               date

Equity Portfolio                     $245,994,368               2010
Equity Income Portfolio                     3,718               2010
Government Securities Portfolio           334,820             2008-2010
Income Portfolio                        4,986,913             2007-2010
International Equity Portfolio         75,914,453             2009-2010
Managed Portfolio                      40,685,980               2010

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
22 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT


8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

Equity Portfolio

Per share income and capital changes(a)

Fiscal period ended April 30,                                         2001(e)         2001          2000         1999         1998
Net asset value, beginning of period                                   $23.37      $ 47.72        $27.80       $33.96       $23.52

Income from investment operations:

Net investment income (loss)                                              .03         (.06)         (.18)        (.06)        (.08)

Net gains (losses) (both realized and unrealized)                       (4.88)      (13.78)        20.10        (1.17)       11.55

Total from investment operations                                        (4.85)      (13.84)        19.92        (1.23)       11.47

Less distributions:

Dividends from net investment income                                     (.02)          --            --           --           --

Distributions from realized gains                                       (2.91)      (10.51)           --        (4.93)       (1.03)

Total distributions                                                     (2.93)      (10.51)           --        (4.93)       (1.03)

Net asset value, end of period                                         $15.59      $ 23.37        $47.72       $27.80       $33.96

Ratios/supplemental data

Net assets, end of period (in thousands)                             $823,263   $1,092,695    $1,714,508     $988,937     $933,817

Ratio of expenses to average daily net assets(b)                         .73%(d)      .73%          .72%         .73%         .72%

Ratio of net investment income (loss) to average daily net assets        .28%(d)     (.18%)        (.46%)       (.26%)       (.29%)

Portfolio turnover rate (excluding short-term securities)                142%         136%          126%         130%         147%

Total return(c)                                                       (22.75%)     (37.21%)       71.66%       (2.80%)      49.52%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect the expenses that apply to the subaccounts or the policies.

(d) Adjusted to an annual basis.

(e) Six months ended Oct. 31, 2001 (Unaudited).


Equity Income Portfolio

Per share income and capital changes(a)

Fiscal period ended April 30,                                         2001(g)         2001       2000(b)
Net asset value, beginning of period                                   $10.18       $ 9.54        $10.00

Income from investment operations:

Net investment income (loss)                                              .06          .11           .05

Net gains (losses) (both realized and unrealized)                       (1.27)         .64          (.46)

Total from investment operations                                        (1.21)         .75          (.41)

Less distributions:

Dividends from net investment income                                     (.06)        (.11)         (.05)

Distributions from realized gains                                        (.01)          --            --

Total distributions                                                      (.07)        (.11)         (.05)

Net asset value, end of period                                         $ 8.90       $10.18        $ 9.54

Ratios/supplemental data

Net assets, end of period (in thousands)                               $4,579       $3,945        $2,286

Ratio of expenses to average daily net assets(c,d)                       .80%(f)      .80%          .81%(f)

Ratio of net investment income (loss) to average daily net assets       1.30%(f)     1.15%         1.15%(f)

Portfolio turnover rate (excluding short-term securities)                 21%         112%           20%

Total return(e)                                                       (11.93%)       7.92%        (4.12%)


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 17, 1999 (commencement of operations) to April 30, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) IDS Life voluntarily limited total operating expenses. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 1.39%, 1.90% and 3.91% for the six months ended Oct. 31, 2001 and for the years ended 2001 and 2000, respectively.

(e) Total return does not reflect the expenses that apply to the subaccounts or the policies.

(f) Adjusted to an annual basis.

(g) Six months ended Oct. 31, 2001 (Unaudited).

--------------------------------------------------------------------------------
23 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT


Government Securities Portfolio

Per share income and capital changes(a)

Fiscal period ended April 30,                                         2001(f)         2001          2000         1999        1998
Net asset value, beginning of period                                   $10.18       $ 9.64        $10.13       $10.18      $ 9.87

Income from investment operations:

Net investment income (loss)                                              .26          .55           .52          .53         .56

Net gains (losses) (both realized and unrealized)                         .46          .54          (.44)         .04         .42

Total from investment operations                                          .72         1.09           .08          .57         .98

Less distributions:

Dividends from net investment income                                     (.26)        (.55)         (.53)        (.53)       (.56)

Distributions from realized gains                                          --           --          (.04)        (.09)       (.11)

Total distributions                                                      (.26)        (.55)         (.57)        (.62)       (.67)

Net asset value, end of period                                         $10.64       $10.18        $ 9.64       $10.13      $10.18

Ratios/supplemental data

Net assets, end of period (in thousands)                              $23,271      $19,653       $18,491      $21,935     $14,607

Ratio of expenses to average daily net assets(b)                         .80%(e)      .80%          .81%         .80%(c)     .80%(c)

Ratio of net investment income (loss) to average daily net assets       5.08%(e)     5.53%         5.40%        5.19%       5.57%

Portfolio turnover rate (excluding short-term securities)                 14%          76%          123%          89%         82%

Total return(d)                                                         7.23%       11.55%          .86%        5.73%      10.11%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) IDS Life voluntarily limited total operating expenses. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.87% and 0.89% for the years ended 1999 and 1998, respectively.

(d) Total return does not reflect the expenses that apply to the subaccounts or the policies.

(e) Adjusted to an annual basis.

(f) Six months ended Oct. 31, 2001 (Unaudited).


Income Portfolio

Per share income and capital changes(a)

Fiscal period ended April 30,                                         2001(e)         2001          2000         1999         1998
Net asset value, beginning of period                                    $9.47        $9.17         $9.89       $10.28       $10.03

Income from investment operations:

Net investment income (loss)                                              .30          .64           .64          .67          .69

Net gains (losses) (both realized and unrealized)                         .27          .25          (.67)        (.32)         .29

Total from investment operations                                          .57          .89          (.03)         .35          .98

Less distributions:

Dividends from net investment income                                     (.30)        (.59)         (.64)        (.67)        (.69)

Distributions from realized gains                                          --           --            --         (.07)        (.04)

Excess distributions from net investment income                            --           --          (.05)          --           --

Total distributions                                                      (.30)        (.59)         (.69)        (.74)        (.73)

Net asset value, end of period                                          $9.74        $9.47         $9.17       $ 9.89       $10.28

Ratios/supplemental data

Net assets, end of period (in thousands)                             $107,312     $103,685       $92,351      $97,578      $82,773

Ratio of expenses to average daily net assets(b)                         .75%(d)      .75%          .74%         .75%         .74%

Ratio of net investment income (loss) to average daily net assets       6.24%(d)     6.82%         6.71%        6.65%        6.69%

Portfolio turnover rate (excluding short-term securities)                 43%          83%           50%          22%          94%

Total return(c)                                                         6.18%        9.94%         (.25%)       3.52%        9.97%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect the expenses that apply to the subaccounts or the policies.

(d) Adjusted to an annual basis.

(e) Six months ended Oct. 31, 2001 (Unaudited).

--------------------------------------------------------------------------------
24 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT


International Equity Portfolio

Per share income and capital changes(a)

Fiscal period ended April 30,                                         2001(f)         2001          2000         1999        1998
Net asset value, beginning of period                                   $13.29       $21.82        $19.04       $18.33      $14.73

Income from investment operations:

Net investment income (loss)                                              .03          .10           .13          .18         .08

Net gains (losses) (both realized and unrealized)                       (2.85)       (5.11)         3.13         1.32        4.06

Total from investment operations                                        (2.82)       (5.01)         3.26         1.50        4.14

Less distributions:

Dividends from net investment income                                     (.06)        (.10)         (.12)        (.17)       (.07)

Distributions from realized gains                                          --        (3.42)         (.36)        (.62)       (.42)

Excess distributions from net investment income                            --           --            --           --        (.05)

Total distributions                                                      (.06)       (3.52)         (.48)        (.79)       (.54)

Net asset value, end of period                                         $10.41       $13.29        $21.82       $19.04      $18.33

Ratios/supplemental data

Net assets, end of period (in thousands)                             $224,495     $299,920      $379,213     $283,001    $217,573

Ratio of expenses to average daily net assets(b)                        1.02%(e)     1.00%         1.02%        1.05%       1.05%(c)

Ratio of net investment income (loss) to average daily net assets        .58%(e)      .59%          .60%        1.01%        .49%

Portfolio turnover rate (excluding short-term securities)                155%         209%          124%          67%        172%

Total return(d)                                                       (21.30%)     (26.76%)       17.44%        8.27%      28.41%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) IDS Life voluntarily limited total operating expenses. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 1.06% for the year ended 1998.

(d) Total return does not reflect the expenses that apply to the subaccounts or the policies.

(e) Adjusted to an annual basis.

(f) Six months ended Oct. 31, 2001 (Unaudited).


Managed Portfolio

Per share income and capital changes(a)

Fiscal period ended April 30,                                         2001(e)         2001          2000         1999         1998
Net asset value, beginning of period                                   $16.02       $23.56        $20.08       $19.81       $17.16

Income from investment operations:

Net investment income (loss)                                              .13          .36           .40          .41          .47

Net gains (losses) (both realized and unrealized)                       (2.36)       (6.62)         3.69         1.49         3.92

Total from investment operations                                        (2.23)       (6.26)         4.09         1.90         4.39

Less distributions:

Dividends from net investment income                                     (.13)        (.34)         (.40)        (.41)        (.47)

Distributions from realized gains                                          --         (.94)         (.21)       (1.22)       (1.27)

Total distributions                                                      (.13)       (1.28)         (.61)       (1.63)       (1.74)

Net asset value, end of period                                         $13.66       $16.02        $23.56       $20.08       $19.81

Ratios/supplemental data

Net assets, end of period (in thousands)                             $490,549     $588,084      $826,549     $685,154     $580,697

Ratio of expenses to average daily net assets(b)                         .73%(d)      .72%          .72%         .74%         .72%

Ratio of net investment income (loss) to average daily net assets       1.69%(d)     1.73%         1.87%        2.23%        2.60%

Portfolio turnover rate (excluding short-term securities)                 44%          69%           63%          96%         112%

Total return(c)                                                       (13.98%)     (27.93%)       20.79%       10.52%       26.70%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect the expenses that apply to the subaccounts or the policies.

(d) Adjusted to an annual basis.

(e) Six months ended Oct. 31, 2001 (Unaudited).

--------------------------------------------------------------------------------
25 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT


Money Market Portfolio

Per share income and capital changes(a)

Fiscal period ended April 30,                                         2001(e)         2001          2000         1999         1998
Net asset value, beginning of period                                    $1.00        $1.00         $1.00        $1.00        $1.00

Income from investment operations:

Net investment income (loss)                                              .02          .06           .05          .05          .05

Less distributions:

Dividends from net investment income                                     (.02)        (.06)         (.05)        (.05)        (.05)

Net asset value, end of period                                          $1.00        $1.00         $1.00        $1.00        $1.00

Ratios/supplemental data

Net assets, end of period (in thousands)                              $74,084      $69,662       $57,143      $45,564      $34,373

Ratio of expenses to average daily net assets(b)                         .52%(d)      .53%          .59%         .60%         .60%

Ratio of net investment income (loss) to average daily net assets       3.46%(d)     5.74%         4.99%        4.72%        5.04%

Total return(c)                                                         1.77%        5.89%         5.11%        4.84%        5.16%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect the expenses that apply to the subaccounts or the policies.

(d) Adjusted to an annual basis.

(e) Six months ended Oct. 31, 2001 (Unaudited).

--------------------------------------------------------------------------------
26 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Investments in Securities

IDS Life Series Fund, Inc.

Equity Portfolio

Oct. 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (87.1%)

Issuer                                                Shares            Value(a)

Airlines (0.5%)
Ryanair Holdings ADR                                  93,000(b,c)     $4,346,820

Automotive & related (0.4%)
Gentex                                               149,000(b)        3,546,200

Banks and savings & loans (3.6%)
Alliance Data Systems                                266,000(b)        4,256,000
Commerce Bancorp                                      47,500           3,467,500
Fifth Third Bancorp                                   43,500           2,454,270
Greater Bay Bancorp                                  125,000           2,848,750
Natl Commerce Financial                              100,000           2,275,000
TCF Financial                                        102,000           4,284,000
USA Education                                        121,900           9,942,164
Total                                                                 29,527,684

Chemicals (1.7%)
Eastman Chemical                                     115,000           3,945,650
Ecolab                                               154,000           5,417,720
IMC Global                                           435,000           4,676,250
Total                                                                 14,039,620

Communications equipment & services (2.1%)
Brocade Communications Systems                       179,000(b)        4,394,450
CIENA                                                117,500(b)        1,910,550
Equinix                                              116,489(b,d)         56,593
Finisar                                              400,000(b)        3,128,000
RF Micro Devices                                     173,500(b)        3,546,340
Scientific-Atlanta                                   168,900           3,524,943
Total                                                                 16,560,876

Computer software & services (7.3%)
Adobe Systems                                        281,000           7,418,400
BMC Software                                         182,500(b)        2,750,275
Citrix Systems                                       294,500(b)        6,891,300
Electronic Arts                                      277,600(b,g)     14,285,296
i2 Technologies                                      477,300(b)        2,176,488
Intuit                                               170,000(b)        6,837,400
Parametric Technology                                411,500(b)        2,884,615
Sungard Data Systems                                 267,700(b)        6,746,040
VeriSign                                             257,000(b)        9,948,470
Total                                                                 59,938,284

Computers & office equipment (8.3%)
BISYS Group                                          104,000(b)        5,410,080
Cadence Design Systems                               138,100(b)        2,919,434
Certegy                                              134,200(b)        3,824,700
Comverse Technology                                  196,500(b)        3,696,165
CSG Systems Intl                                      53,900(b)        1,684,914
Docent                                               279,893             489,813
DST Systems                                           98,300(b)        4,025,385
Emulex                                               133,000(b)        3,149,440
Equifax                                              139,000           3,108,040
Extreme Networks                                     164,500(b)        1,923,005
Fiserv                                               189,100(b)        7,032,629
Juniper Networks                                      83,000(b,g)      1,850,070
Keane                                                220,000(b)        3,115,200
Mercury Interactive                                   84,400(b)        2,010,408
NVIDIA                                               181,000(b)        7,757,660
Rational Software                                    210,400(b)        2,760,448
Sanmina                                              365,000(b)        5,526,100
Symantec                                             100,000(b)        5,499,000
Synopsys                                              65,000(b)        3,055,000
Total                                                                 68,837,491

Electronics (5.6%)
Altera                                               206,000(b)        4,161,200
Celestica                                            170,000(b,c)      5,834,400
Cirrus Logic                                          61,200(b)          681,156
Conexant Systems                                     370,500(b)        3,760,575
Microchip Technology                                 221,000(b)        6,899,620
Pericom Semiconductor                                196,500(b)        2,642,925
QLogic                                                89,900(b)        3,537,565
SCI Systems                                          161,500(b)        3,280,065
Teradyne                                              56,000(b)        1,290,800
TriQuint Semiconductor                               106,000(b)        1,874,080
Waters                                               200,000(b)        7,098,000
Xilinx                                               170,000(b)        5,171,400
Total                                                                 46,231,786

Energy (1.9%)
Apache                                                93,000           4,798,800
Grant Prideco                                        375,000(b)        3,408,750
Newfield Exploration                                 204,000(b)        7,101,240
Total                                                                 15,308,790

Energy equipment & services (2.8%)
Ensco Intl                                           371,800           7,361,640
Global Marine                                        420,000(b)        6,762,000
Weatherford Intl                                     255,000(b)        8,728,650
Total                                                                 22,852,290

Financial services (1.6%)
Federated Investors Cl B                             157,500           4,110,750
Instinet Group                                       432,500(b)        4,152,000
Lehman Brothers Holdings                              73,000           4,559,580
Total                                                                 12,822,330

Food (0.4%)
Performance Food Group                               100,000(b)        2,939,000

Health care (20.5%)
Alkermes                                              86,500(b)        2,218,725
Allergan                                              61,000           4,379,190
Andrx Group                                           80,000(b)        5,194,400
Apogent Technologies                                  86,200(b)        2,018,804
Barr Laboratories                                     11,100(b)          808,080
Biogen                                               115,000(b)        6,325,000
Biomet                                               367,200          11,199,600
Boston Scientific                                    245,500(b)        5,582,670
Celgene                                               84,000(b)        2,765,280
Diagnostic Products                                   14,200             626,220
Enzon                                                126,500(b)        7,824,025
Forest Laboratories                                   65,000(b)        4,834,700
Genzyme-General Division                             186,800(b)       10,077,860
Guidant                                              150,000(b)        6,226,500
Human Genome Sciences                                103,500(b)        4,412,205
ICOS                                                  65,100(b)        3,759,525
IDEC Pharmaceuticals                                 243,200(b,g)     14,582,272
Immunex                                              396,500(b)        9,472,385
Invitrogen                                           138,500(b)        8,495,590
IVAX                                                 133,500(b)        2,743,425
MedImmune                                            400,000(b)       15,696,000
Millennium Pharmaceuticals                           233,500(b)        5,944,910
Protein Design Labs                                  260,000(b)        8,582,600
Quest Diagnostics                                    142,600(b)        9,323,188
St. Jude Medical                                      69,000(b)        4,899,000
Stryker                                              205,400          11,551,696
Total                                                                169,543,850

Health care services (8.3%)
AdvancePCS                                            79,600(b)        4,837,292
AmerisourceBergen                                     32,000(b)        2,033,920
Anthem                                                72,800(b)        3,048,864
Caremark Rx                                          491,500(b)        6,586,100
Covance                                              116,400(b)        2,135,940
Cross Country                                        106,450(b)        2,170,516
Cytyc                                                 62,500(b)        1,638,750
Express Scripts Cl A                                 126,000(b,g)      5,158,440
First Health Group                                   103,000(b)        2,781,000
Given Imaging                                        150,000(b,c)      1,342,500
HEALTHSOUTH                                          104,800(b)        1,364,496
IMS Health                                           309,500           6,614,015
LifePoint Hospitals                                   68,000(b)        2,120,240
Lincare Holdings                                     206,800(b)        5,314,760
Omnicare                                             200,000           3,976,000
Pharmaceutical Product Development                   110,000(b)        2,933,700
Therasense                                            35,000(b)          903,000
Universal Health Services Cl B                       138,500(b)        5,594,015
XOMA                                               1,020,000(b)        7,619,400
Total                                                                 68,172,948

Insurance (2.6%)
ACE                                                  133,000(c)        4,688,250
AFLAC                                                115,000           2,812,900
Everest Re Group                                      86,500(c)        5,782,525
Marsh & McLennan                                      28,500           2,757,375
PartnerRe                                             63,000(c)        2,929,500
The Principal Financial Group                         93,500(b)        2,103,750
Total                                                                 21,074,300

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Equity Portfolio

Issuer                                                Shares            Value(a)

Leisure time & entertainment (1.1%)
Intl Game Technology                                 100,000(b)       $5,105,000
Six Flags                                            350,000(b)        4,130,000
Total                                                                  9,235,000

Media (3.3%)
Adelphia Communications Cl A                         221,000(b)        4,890,730
Knight-Ridder                                         50,000           2,812,500
Mediacom Communications                              200,000(b)        2,684,000
Moody's                                              141,700           4,919,824
Radio One Cl A                                       200,000(b)        2,330,000
Scholastic                                            95,000(b)        4,246,500
USA Networks                                         278,000(b)        5,126,320
Total                                                                 27,009,874

Miscellaneous (1.2%)
Avasta E-Services                                    242,235(b,d,h)           --
Convergys                                            240,000(b)        6,744,000
Intersil                                              90,800(b)        2,973,700
Total                                                                  9,717,700

Multi-industry conglomerates (2.6%)
Danaher                                              224,000          12,485,760
Mettler-Toledo Intl                                  200,000(b,c)      9,182,000
Total                                                                 21,667,760

Restaurants & lodging (1.8%)
Krispy Kreme Doughnuts                               150,000(b)        5,245,500
Starbucks                                            544,000(b)        9,313,280
Total                                                                 14,558,780

Retail (8.2%)
Bed Bath & Beyond                                    377,500(b)        9,460,150
Best Buy                                             248,700(b)       13,653,630
Dollar General                                       335,000           4,787,150
Family Dollar Stores                                 345,500           9,971,130
Fred's                                               125,500           4,110,125
Kohl's                                                90,000(b)        5,004,900
Reade (Duane)                                        150,000(b)        4,488,000
Rite Aid                                             478,000(b)        2,638,560
Ross Stores                                          133,100           4,166,030
TJX Companies                                        262,400           8,869,120
Total                                                                 67,148,795

Transportation (0.7%)
C.H. Robinson Worldwide                              122,500           3,279,325
Expeditors Intl of Washington                         60,000           2,712,000
Total                                                                  5,991,325

Utilities -- electric (0.7%)
Calpine                                              149,200(b)        3,692,700
NRG Energy                                           135,000(b)        2,385,450
Total                                                                  6,078,150

Total common stocks
(Cost: $745,831,026)                                                $717,149,653

Preferred stocks & other (4.9%)(b)

Issuer                                                Shares            Value(a)

Adaytum Software
     Series E                                        311,158(d)       $1,950,962
     Warrants                                          6,019(d,h)             --
Agiliti
     Cv Series C                                     900,000(d)          765,000
Aurgin Systems
     2.46%                                         1,371,586(d)        2,345,412
Avasta E-Services
     Series B                                        484,468(d)          649,187
Bluestream Ventures LP                             5,000,000(d,e)      4,900,000
CBeyond Communications                               545,002(d,i)      1,887,070
CBeyond Communications LLC
     3.46%                                           899,041(d)        3,112,930
Covia Technologies
     Cv Series E                                     771,730(d)          828,838
Dia Dexus
     Cv Series C                                     477,419(d)        3,699,997
Equinix
     Cv                                              132,626              71,592
Evoice
     Cv Series                                     1,578,666(d)          723,255
     Cv Series DD                                     79,555(d)           89,197
Fibrogen
     Cv Series E                                     668,151(d)        2,999,998
Gorp.com
     5.15% Series B                                  873,786(d)        1,363,106
Marketsoft
     Cv                                              362,705(d)        1,770,000
Mars
     1.85% Cv                                      2,702,703(d)        3,000,000
     Series G                                      1,428,000(d)        1,428,000
Nobex
     2.50% Series E                                1,200,000(d)        2,999,999
Portera
     Series G                                        765,672(d)          398,149
Retail Exchange.com                                1,257,143(d)        1,973,715
     Warrants                                         27,947(d,h)             --
SignalSoft
     Cv Series E                                     506,757(d)          939,995
Therox
     Series H                                        438,203(d)        2,015,734
Vcommerce
     Cv Series C                                     427,468(d)          517,236

Total preferred stocks & other
(Cost: $64,414,366)                                                  $40,429,372

Bond (0.3%)

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Equinix
     Sr Nts
         12-01-07              13.00%             $6,900,000          $2,070,000

Total bond
(Cost: $6,898,025)                                                    $2,070,000

Options purchased (--%)

Issuer                  Contracts        Exercise     Expiration        Value(a)
                            price            date

Calls
Nasdaq 100 Index            2,500             $45      Jan. 2002         $87,500
Nasdaq 100 Index            6,150              50      Jan. 2002          76,875
Sun Microsystems            1,500           22.50      Jan. 2002          11,250

Total options purchased
(Cost: $5,593,450)                                                      $175,625

Short-term securities (7.5%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies (6.6%)
Federal Home Loan Mtge Corp Disc Nt
         11-20-01               2.48%             $5,000,000          $4,993,111

Federal Natl Mtge Assn Disc Nts
         11-05-01               2.37               6,000,000           5,998,025
         11-29-01               3.38               2,700,000           2,694,186
         12-06-01               2.29               7,500,000           7,482,900
         12-12-01               2.29              15,900,000          15,857,705
         12-20-01               2.20               3,500,000           3,488,488
         12-21-01               2.25                 300,000             298,977
         01-03-02               2.30              11,400,000          11,354,603
         01-10-02               2.29               2,400,000           2,389,397
Total                                                                 54,557,392

Commercial paper (0.9%)
Coca-Cola
         11-09-01               2.85               3,000,000           2,997,863
Gannett
         11-06-01               2.45               2,000,000(f)        1,999,183
Toyota Motor Credit
         11-01-01               2.50               2,300,000(f)        2,299,840
Total                                                                  7,296,886

Total short-term securities
(Cost: $61,856,637)                                                  $61,854,278

Total investments in securities
(Cost: $884,593,504)(j)                                             $821,678,928

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Equity Portfolio

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Oct. 31, 2001, the value of foreign securities represented 4.14% of net assets.

(d)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Oct. 31, 2001, is as follows:

     Security                               Acquisition              Cost
                                               dates

     Adaytum Software
         Series E                     09-15-00 thru 05-10-01      $1,950,961
         Warrants                            05-10-01                     --
     Agiliti
         Cv Series C                         11-14-00              2,700,000
     Aurgin Systems                          12-16-99              3,374,102
     Avasta E-Services                       11-08-00                     --
         Series B                            11-09-00              2,657,065
     Bluestream Ventures LP           06-28-00 thru 06-28-01       5,000,000
     CBeyond Communications                  08-20-01              1,877,070
     CBeyond Communications LLC       03-23-00 thru 07-14-00       3,112,930
     Covia Technologies
         Cv Series E                         08-16-00              1,933,955
     Dia Dexus
         Cv Series C                         04-03-00              3,699,997
     Equinix                                 12-01-99                657,142
     Evoice
         Cv Series D                         11-27-00              1,700,000
         Cv Series DD                        05-07-01                 85,552
     Fibrogen
         Cv Series E                         05-17-00              2,999,998
     Gorp.com
         Series B                            02-21-00              4,499,998
     Marketsoft
         Cv                                  12-11-00              1,770,000
     Mars
         Cv                                  02-17-99              5,000,000
         Series G                            12-01-99              3,000,000
     Nobex
         Series E                            05-04-99              3,000,000
     Portera
         Series G                            11-10-00              2,565,001
     Retail Exchange.com                     11-29-00              4,400,001
         Warrants                            11-29-00                     --
     SignalSoft
         Cv Series E                  12-15-99 thru 02-27-01       3,000,001
     Therox
         Series H                            09-05-00              2,015,734
     Vcommerce
         Cv Series C                         07-21-00              1,992,001

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At Oct. 31, 2001, the amount of capital committed to the LLC or LP for future investment was $3,000,000.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) At Oct. 31, 2001, securities valued at $7,318,170 were held to cover open call options written as follows (see Note 5 to the financial statements):

     Issuer                Contracts    Exercise     Expiration    Value(a)
                                          price         date

     Electronics Arts        750          $55         Nov. 2001    $ 99,375
     Express Scipts          100           55         Nov. 2001       1,250
     IDEC Pharmaceuticals    200           60         Nov. 2001      61,500
     Juniper Networks        830           35         Jan. 2002      91,300
                             ---           --              ----      ------
     Total value                                                   $253,425
                                                                   --------

--------------------------------------------------------------------------------
29 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Equity Portfolio

(h)  Negligible market value

(i) At Oct. 31, 2001, the cost of securities purchased, including interest purchased, on a forward-commitment basis was $1,887,070.

(j) At Oct. 31, 2001, the cost of securities for federal income tax purposes was approximately $884,594,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $ 34,294,000

     Unrealized depreciation                                        (97,209,000)
                                                                    -----------
     Net unrealized depreciation                                   $(62,915,000)
                                                                   ------------


Investments in Securities

IDS Life Series Fund, Inc.

Equity Income Portfolio

Oct. 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.0%)

Issuer                                                Shares            Value(a)

Aerospace & defense (1.4%)
Goodrich                                               1,420             $30,317
Honeywell Intl                                         1,200              35,460
Total                                                                     65,777

Airlines (0.4%)
AMR                                                    1,000(b)           18,200

Automotive & related (2.0%)
Eaton                                                    540              35,337
Ford Motor                                             1,451              23,289
General Motors                                           816              33,717
Total                                                                     92,343

Banks and savings & loans (2.7%)
FleetBoston Financial                                  1,615              53,069
J.P. Morgan Chase                                        900              31,824
Washington Mutual                                      1,341              40,485
Total                                                                    125,378

Beverages & tobacco (1.4%)
Philip Morris                                          1,350              63,180

Building materials & construction (0.5%)
Martin Marietta Materials                                583              23,273

Chemicals (0.9%)
Dow Chemical                                           1,246              41,430

Communications equipment & services (0.4%)
AT&T Wireless Services                                 1,206(b)           17,415

Computer software & services (0.8%)
Computer Associates Intl                               1,150              35,558

Computers & office equipment (1.9%)
Computer Sciences                                        643(b)           23,090
Pitney Bowes                                           1,196              43,846
Solectron                                              1,524(b)           18,745
Total                                                                     85,681

Electronics (0.8%)
Thomas & Betts                                         2,071              37,609

Energy (9.8%)
BP ADR                                                   875(b,c)         42,298
ChevronTexaco                                          1,360(b)          120,427
Conoco                                                 3,483              89,513
Kerr-McGee                                             1,242              71,539
Phillips Petroleum                                       950              51,690
USX-Marathon Group                                     2,700              74,493
Total                                                                    449,960

Energy equipment & services (3.6%)
Baker Hughes                                             800              28,664
McDermott Intl                                         4,327(b)           45,866
Pioneer Natural Resources                              2,723(b)           46,318
Tidewater                                              1,457              44,031
Total                                                                    164,879

Financial services (6.9%)
Citigroup                                                647              29,451
Lehman Brothers Holdings                               2,616             163,396
Morgan Stanley, Dean Witter, Discover & Co             1,784              87,273
Stilwell Financial                                     1,700              34,187
Total                                                                    314,307

Food (3.9%)
Archer-Daniels-Midland                                 2,040              28,417
ConAgra Foods                                          2,313              52,968
SUPERVALU                                              4,450              94,963
Total                                                                    176,348

Furniture & appliances (1.2%)
Whirlpool                                                935              55,184

Health care services (0.8%)
PacifiCare Health Systems                              2,250(b)           37,260

Industrial equipment & services (7.0%)
Caterpillar                                            1,274              56,973
Fluor                                                    900              33,498
Illinois Tool Works                                      832              47,590
Ingersoll-Rand                                         2,850             106,305
Parker-Hannifin                                        1,362              48,896
Tomkins ADR                                            3,050(c)           29,219
Total                                                                    322,481

Insurance (13.8%)
ACE                                                    2,350(c)           82,838
Aon                                                    2,050              77,982
Chubb                                                    650              44,395
CIGNA                                                  1,019              74,285
Jefferson-Pilot                                        1,025              42,384
Lincoln Natl                                           1,026              43,451
Loews                                                  1,513              76,860
SAFECO                                                 2,250              69,390
Torchmark                                              1,341              49,657
XL Capital Cl A                                          850(c)           73,831
Total                                                                    635,073

Leisure time & entertainment (0.9%)
Mattel                                                 2,250(b)           42,593

Media (2.0%)
Donnelley (RR) & Sons                                  1,081              27,566
Knight-Ridder                                          1,106              62,212
Total                                                                     89,778

Metals (1.4%)
Alcoa                                                  1,942              62,668

Multi-industry conglomerates (9.3%)
Crane                                                  1,350              27,648
Diebold                                                1,587              57,608
Dover                                                    843              27,777
Eastman Kodak                                          1,133              28,971
General Electric                                       1,450              52,795
Hanson ADR                                             1,883(c)           64,454
Natl Service Inds                                      1,171              20,774

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Equity Income Portfolio

Issuer                                                Shares            Value(a)

Multi-industry conglomerates (cont.)
Textron                                                1,145             $36,239
Tyco Intl                                                650(c)           31,941
Xerox                                                  3,700              25,900
YORK Intl                                              1,667              51,077
Total                                                                    425,184

Paper & packaging (2.1%)
Abitibi-Consolidated                                   4,500(c)           27,630
Intl Paper                                             1,940              69,452
Total                                                                     97,082

Real estate investment trust (2.3%)
Crescent Real Estate Equities                          2,450              43,145
Equity Residential Properties Trust                    1,536              39,859
JDN Realty                                             2,150              22,833
Total                                                                    105,837

Retail (2.6%)
Albertson's                                            1,968              62,799
Charming Shoppes                                       6,085(b)           29,025
Sears, Roebuck                                           650              25,201
Total                                                                    117,025

Textiles & apparel (0.9%)
Kellwood                                               2,103              40,987

Transportation (2.0%)
Burlington Northern Santa Fe                           3,380              90,821

Utilities -- electric (4.4%)
Dominion Resources                                     1,050              64,176
Duke Energy                                            2,000              76,820
Exelon                                                 1,422              59,824
Total                                                                    200,820

Utilities -- gas (2.1%)
Ocean Energy                                           1,311              23,926
Williams Companies                                     2,520              72,752
Total                                                                     96,678

Utilities -- telephone (6.8%)
AT&T                                                   3,797              57,904
BellSouth                                              1,244              46,028
Liberty Media Cl A                                     2,100(b)           24,549
SBC Communications                                     1,213              46,227
Sprint (FON Group)                                     3,270              65,400
Verizon Communications                                 1,417              70,581
Total                                                                    310,689

Total common stocks
(Cost: $4,785,905)                                                    $4,441,498

Total investments in securities
(Cost: $4,785,905)(d)                                                 $4,441,498

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Oct. 31, 2001, the value of foreign securities represented 7.69% of net assets.

(d) At Oct. 31, 2001, the cost of securities for federal income tax purposes was approximately $4,786,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                          $ 137,000

     Unrealized depreciation                                           (482,000)
                                                                       --------
     Net unrealized depreciation                                      $(345,000)
                                                                      ---------

--------------------------------------------------------------------------------
31 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Investments in Securities

IDS Life Series Fund, Inc.

Government Securities Portfolio

Oct. 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (91.3%)

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Mortgage-backed securities (59.2%)
Federal Home Loan Bank
         11-15-02               6.38%               $500,000            $521,560
         10-15-04               3.63                 250,000             252,127
         08-15-05               6.88                 900,000             997,017
Federal Home Loan Mtge Corp
         06-01-12               7.00                  99,153             104,685
         01-01-13               6.00                 247,144             256,255
         02-01-13               6.50                 155,860             162,729
         06-01-15               7.50                 235,849             249,374
         02-01-16               5.50                 947,363             962,000
         12-01-27               6.00                 234,174             238,939
         05-01-28               7.00                 227,871             238,219
         08-01-28               7.00                 139,100             145,523
Federal Natl Mtge Assn
         02-13-04               5.13                 625,000             655,063
         05-14-04               5.63                 200,000             212,850
         08-15-04               6.50                 100,000             108,780
         02-15-08               5.75                 500,000             538,083
         06-01-10               6.50                 150,879             158,225
         03-01-13               6.00                 129,267             133,911
         04-01-13               5.50                 287,228             292,471
         07-01-13               6.50                 312,576             326,075
         06-01-14               6.50                 420,185             438,331
         09-01-14               7.00                 379,581             398,428
         01-01-15               6.50                 465,515             484,796
         03-01-15               7.00                  73,744              77,406
         11-16-15               5.50                 500,000(b)          505,781
         03-01-23               9.00                  34,748              38,150
         09-01-25               7.00                 117,760             123,624
         04-01-27               6.50                 172,724             178,713
         03-01-28               6.50                 259,158             267,939
         04-01-28               6.00                 232,666             236,241
         09-01-28               6.00                 533,748             541,947
         11-01-28               6.00                 404,008             410,215
         01-01-29               6.00                 427,876             434,449
         05-01-29               7.00                 452,912             475,143
         09-01-29               6.00                 447,408             453,778
         05-01-30               8.50                  34,820              36,980
         06-01-30               8.50                  41,404              43,972
         06-01-31               6.50                 491,353             506,001
Govt Natl Mtge Assn
         05-15-17               8.00                  10,431              11,237
         10-15-27               7.00                 297,102             310,734
         07-15-28               6.50                 814,420             842,046
         03-15-31               8.00                 391,614             414,646
Total                                                                 13,784,443

U.S. government obligations & agencies (32.1%)
Resolution Funding Corp
         10-15-19               8.13                 400,000             517,193
     Zero Coupon
         04-15-05               5.66                 200,000(c)          177,614
Small Business Administration Participation Ctfs
         09-10-11               5.89                 535,000             547,486
         08-01-21               6.34                 500,000             521,216
Student Loan Mtge Assn
         06-30-04               5.00                 500,000             523,435
         03-15-06               5.25                 500,000             524,840
U.S. Treasury
         11-15-01               7.50                 330,000             330,659
         11-30-02               5.75                 300,000             311,718
         11-15-05               5.88                 575,000             628,998
         11-15-16               7.50                 700,000             893,375
         05-15-17               8.75                 950,000           1,344,544
         08-15-23               6.25                 725,000             834,432
         11-15-24               7.50                 145,000             192,148
         08-15-27               6.38                 100,000             118,687
Total                                                                  7,466,345

Total bonds
(Cost: $19,853,412)                                                  $21,250,788

Short-term securities (8.1%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies
Federal Home Loan Mtge Corp Disc Nts
         11-02-01               2.44%               $300,000            $299,959
         11-20-01               2.48                 500,000             499,311
         12-03-01               2.22                 600,000             598,780
Federal Natl Mtge Assn Disc Nt
         12-20-01               2.20                 500,000             498,355

Total short-term securities
(Cost: $1,896,650)                                                    $1,896,405

Total investments in securities
(Cost: $21,750,062)(d)                                               $23,147,193

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Oct. 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $502,625.

(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d) At Oct. 31, 2001, the cost of securities for federal income tax purposes was approximately $21,750,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                          $1,397,000

     Unrealized depreciation                                                  --
                                                                      ----------
     Net unrealized appreciation                                      $1,397,000
                                                                      ----------

--------------------------------------------------------------------------------
32 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Investments in Securities

IDS Life Series Fund, Inc.

Income Portfolio

Oct. 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (94.9%)

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Government obligations & agencies (6.7%)
Federal Republic of Brazil
     (U.S. Dollar)
         04-15-14               8.00%               $369,423(c)         $250,517
U.S. Treasury
         11-15-08               4.75                 400,000             417,748
         05-15-17               8.75                 400,000             566,124
         05-15-18               9.13               2,300,000           3,385,668
         11-15-21               8.00               1,000,000           1,370,160
         08-15-29               6.13                 500,000             577,580
United Mexican States
     (U.S. Dollar)
         03-12-08               8.63                 250,000(c)          265,000
         09-15-16              11.38                 250,000(c)          301,250
Total                                                                  7,134,047

Mortgage-backed securities (46.0%)
Federal Home Loan Mtge Corp
         07-15-04               6.25               3,500,000           3,777,955
         01-15-06               5.25               3,000,000           3,158,949
         08-01-11               6.50               1,072,394           1,121,343
         06-01-14               6.50               3,394,782           3,538,188
         06-15-20               8.00                  74,878              78,818
Federal Natl Mtge Assn
         09-15-09               6.63               2,500,000           2,819,105
         06-01-10               6.50                 452,636             474,675
         02-01-11               6.00                 922,506             959,492
         03-15-11               5.50               3,000,000           3,142,089
         09-01-13               6.00               1,275,381           1,318,679
         11-01-13               6.00               1,325,869           1,370,880
         05-01-26               7.00               2,568,109           2,694,162
         07-01-26               7.00                 990,828           1,039,462
         12-01-27               6.00               2,111,322           2,145,668
         12-01-27               6.50               1,561,835           1,614,756
         10-01-28               6.50               1,625,373           1,678,147
         06-01-29               6.50               4,080,389           4,211,474
         08-01-29               6.50                 848,960             876,233
         02-01-30               7.50               1,601,496           1,686,036
         08-01-30               7.50                 974,966           1,021,519
         12-01-30               6.00               7,000,000(e)        7,054,687
         08-01-31               7.50               3,266,009           3,421,757
Total                                                                 49,204,074

Aerospace & defense (1.1%)
Alliant Techsystems
     Company Guaranty
         05-15-11               8.50                 175,000             183,750
L-3 Communications
     Company Guaranty Series B
         08-01-08               8.00                 100,000             103,250
Northrop Grumman
         03-01-06               7.00                 250,000             266,466
     Company Guaranty
         02-15-31               7.75                 350,000             389,571
Roller Bearing Co of America
     Company Guaranty Series B
         06-15-07               9.63                 145,000             124,700
Sequa
     Sr Nts
         08-01-09               9.00                 130,000             117,650
Total                                                                  1,185,387

Airlines (0.8%)
Continental Airlines
     Series 1996A
         10-15-13               6.94                 335,036             326,854
Delta Air Lines
         09-18-11               7.11                 500,000             520,360
Total                                                                    847,214

Automotive & related (0.9%)
Aftermarket Technology
     Sr Sub Nts Series D
         08-01-04              12.00                  75,000              75,750
Dana
     Sr Nts
         08-15-11               9.00                 125,000(d)          107,500
Ford Motor Credit
         07-16-04               6.70                 500,000             517,760
Lear
     Company Guaranty Series B
         05-15-09               8.11                 250,000             251,858
Total                                                                    952,868

Banks and savings & loans (3.7%)
Capital One Bank
     Sr Nts
         05-15-08               6.70                 500,000             479,390
Comerica Bank
     Sub Nts
         10-01-08               6.00                 500,000             510,467
Deutsche Telekom Intl Finance
     (U.S. Dollar)
         06-15-10               8.00                 500,000(c)          554,211
Hubco Capital Trust I
     Company Guaranty Series B
         02-01-27               8.98                 500,000             450,192
MBNA American Bank
     Sub Nts
         03-15-08               6.75                 500,000             491,580
Sovereign Bancorp
     Company Guaranty
         03-15-04               8.63                 150,000             155,571
Wachovia
     Sr Nts
         07-15-05               7.45                 350,000             381,914
Washington Mutual Bank
         06-15-11               6.88                 500,000             536,903
Wells Fargo
     Sr Medium-term Nts Series G
         09-15-02               6.38                 400,000             410,800
Total                                                                  3,971,028

Building materials & construction (1.0%)
Horton (DR)
     Sr Sub Nts
         03-15-11               9.38                  50,000              49,000
Masco
         05-03-04               6.00                 250,000             257,725
Pulte Homes
     Sr Nts
         12-15-03               7.00                 300,000             308,616
         08-01-11               7.88                 100,000(d)          100,917
Schuler Homes
     Sr Nts
         07-15-09               9.38                 200,000(d)          203,000
Toll
     Sr Sub Nts
         02-01-11               8.25                  50,000              48,750
WCI Communities
     Company Guaranty
         02-15-11              10.63                  75,000              74,813
Total                                                                  1,042,821

Chemicals (1.6%)
Allied Waste North America
     Company Guaranty Series B
         01-01-06               7.63                 250,000             250,625
         08-01-09              10.00                  50,000              50,625
Avecia Group
     (U.S. Dollar) Company Guaranty
         07-01-09              11.00                  75,000(c)           71,250
Equistar Chemical
     Sr Nts
         09-01-08              10.13                 125,000(d)          116,971
Georgia Gulf
         11-15-05               7.63                  65,000              66,635
Huntsman
     Sr Sub Nts
         07-01-07               9.50                 140,000(d)            8,400
IMC Global
     Sr Nts
         06-01-08              10.88                 150,000(d)          153,750
Lyondell Chemical
     Series B
         05-01-07               9.88                  50,000              48,000
Noveon
     Company Guaranty Series B
         02-28-11              11.00                  50,000              49,875

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
33 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Income Portfolio

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Chemicals (cont.)
Praxair
         03-01-08               6.50%               $250,000            $263,843
Resolution Performance
     Sr Sub Nts
         11-15-10              13.50                 100,000             105,500
Waste Management
     Sr Nts
         10-01-07               7.13                 500,000             528,885
Total                                                                  1,714,359

Communications equipment & services (2.1%)
Alamosa Delaware
     Company Guaranty
         08-15-11              13.63                  60,000              61,050
AT&T Wireless Services
     Sr Nts
         03-01-31               8.75                 500,000             567,859
CIENA
     Cv
         02-01-08               3.75                 190,000             120,413
Dobson/Sygnet Communications
     Sr Nts
         12-15-08              12.25                 150,000             163,500
EchoStar DBS
     Sr Nts
         02-01-09               9.38                  75,000              76,500
Fairpoint Communications
     Sr Sub Nts Series B
         05-01-08               9.50                 100,000              70,000
GT Group Telecom
         06-30-08               9.89                 125,000              88,750
NATG Holdings LLC/Orius Capital
     Company Guaranty Series B
         02-01-10              12.75                  75,000              15,000
NTL Communications
     Sr Nts Series B
         10-01-10              11.88                  25,000              14,500
Price Communications Wireless
     Company Guaranty Series B
         12-15-06               9.13                 300,000             315,000
Rural Cellular
     Sr Sub Nts Series B
         05-15-08               9.63                 200,000             202,000
Verizon New England
     Sr Nts
         09-15-11               6.50                 500,000             524,920
Total                                                                  2,219,492

Computers & office equipment (0.7%)
Adaptec
     Cv Sub Nts
         02-01-04               4.75                 128,000             113,920
Akamai Technologies
     Cv
         07-01-07               5.50                 260,000              95,550
ASML Holding
     (U.S. Dollar) Cv
         10-15-06               5.75                  50,000(c,d)         51,500
BEA Systems
     Cv
         12-15-06               4.00                  90,000              72,000
Comverse Technology
     Cv
         12-01-05               1.50                 100,000              75,125
Juniper Networks
     Cv
         03-15-07               4.75                 100,000              71,500
Mercury Interactive
     Cv
         07-01-07               4.75                 100,000              72,250
Solectron
     Zero Coupon Cv
         11-20-20               3.75                 405,000(g)          166,556
Total                                                                    718,401

Electronics (0.8%)
Celestica
     (U.S. Dollar) Zero Coupon Cv
         08-01-20               3.82                 380,000(c,g)        152,475
Lam Research
     Cv
         06-01-06               4.00                  70,000(d)           56,700
STMicroelectronics
     (U.S. Dollar) Zero Coupon Cv
         11-16-10               3.97                 160,000(c,d,g)      108,600
Thomas & Betts
         01-15-06               6.50                 400,000             369,644
TriQuint Semiconductor
     Cv Sub Nts
         03-01-07               4.00                 230,000             175,663
Total                                                                    863,082

Energy (2.5%)
Ashland
     Medium-term Nts Series J
         08-15-05               7.83                 500,000             542,441
Calpine Canada Energy Finance
     (U.S. Dollar) Company Guaranty
         05-01-08               8.50                 200,000(c)          200,246
Conoco Funding
     Company Guaranty
         10-15-11               6.35                 500,000             508,112
Devon Energy
     Cv
         08-15-08               4.90                  81,000              82,114
Forest Oil
     Sr Nts
         06-15-08               8.00                  80,000              80,800
Grant Prideco
     Company Guaranty Series B
         12-01-07               9.63                 150,000             144,750
Hanover Equipment Trust
     Sr Nts
         09-01-08               8.50                  50,000(d)           52,250
         09-01-11               8.75                  75,000(d)           78,000
Kerr-McGee
         10-15-05               8.13                 500,000             548,339
Luscar Coal
     (U.S. Dollar) Sr Nts
         10-15-11               9.75                 185,000(c,d)        191,938
Phillips Petroleum
         05-25-05               8.50                 200,000             225,692
Westport Resources
     Company Guaranty
         11-01-11               8.25                  40,000(d)           40,000
Total                                                                  2,694,682

Energy equipment & services (0.1%)
Nabors Inds
     Zero Coupon Cv
         06-20-20               1.88                 180,000(g)          112,275
SESI LLC
     Company Guaranty
         05-15-11               8.88                  38,000              35,910
Total                                                                    148,185

Financial services (3.3%)
American General Finance
     Sr Nts
         11-01-03               5.75                 500,000             523,130
Capital One Financial
         08-01-08               7.13                 500,000             477,560
Duke Capital
     Sr Nts
         10-01-09               7.50                 500,000             554,055
E*TRADE Group
     Cv
         02-01-07               6.00                 100,000              65,031
GMAC
         09-15-11               6.88                 500,000             490,665
Indah Kiat Finance Mauritius
     (U.S. Dollar) Company Guaranty
         07-01-07              10.00                  50,000(b,c)          8,125
LaBranche
     Sr Nts
         08-15-04               9.50                 150,000             159,482
     Sr Sub Nts
         03-02-07              12.00                 100,000             108,000
MeriStar Hospitality
     Company Guaranty
         01-15-11               9.13                 100,000              85,500
Morgan Stanley, Dean Witter, Discover & Co
         06-15-05               7.75                 500,000             554,453
Wilmington Trust
     Sub Nts
         05-01-08               6.63                 500,000             512,525
Total                                                                  3,538,526

Food (1.0%)
Del Monte
     Sr Sub Nts
         05-15-11               9.25                  50,000(d)           52,000
Delhaize America
         04-15-11               8.13                 500,000(d)          563,315
Kellogg
     Series B
         04-01-11               6.60                 300,000             317,502

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Income Portfolio

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Food (cont.)
RAB Enterprises
     Company Guaranty
         05-01-05              10.50%                $75,000             $39,750
Smithfield Foods
     Sr Nts
         10-15-06               8.00                  25,000(d)           25,938
SUPERVALU
     Zero Coupon Cv
         10-01-31               4.49                 240,000(d,g)         63,156
Total                                                                  1,061,661

Furniture & appliances (--%)
Interface
     Company Guaranty
         04-01-08               7.30                  50,000              44,250

Health care (0.6%)
Allergan
     Zero Coupon Cv
         11-01-20               2.50                 110,000(g)           68,613
American Home Products
         03-15-11               6.70                 500,000             538,585
Human Genome Sciences
     Cv
         03-15-07               3.75                  40,000              30,252
Total                                                                    637,450

Health care services (1.1%)
HCA
         06-15-05               6.91                 100,000             103,000
         09-01-10               8.75                  85,000              95,838
Insight Healthcare Services
     Sr Sub Nts
         11-01-11               9.88                  30,000(d)           31,050
Magellan Health Services
     Sr Nts
         11-15-07               9.38                 150,000(d)          157,500
Manor Care
     Company Guaranty
         03-01-08               8.00                 150,000             159,750
Omnicare
     Company Guaranty Series B
         03-15-11               8.13                  83,000              88,188
Paracelsus Healthcare
     Sr Sub Nts
         08-15-06              10.00                 350,000(b)          115,500
Triad Hospitals
     Company Guaranty Series B
         05-01-09               8.75                 220,000             236,499
Triad Hospitals Holdings
     Company Guaranty Series B
         05-15-09              11.00                  65,000              72,800
Vanguard Health Systems
     Sr Sub Nts
         08-01-11               9.75                 100,000(d)          105,000
Total                                                                  1,165,125

Industrial equipment & services (0.7%)
ARAMARK Services
     Company Guaranty
         12-01-06               7.10                 500,000             511,184
Motors & Gears
     Sr Nts Series D
         11-15-06              10.75                  95,000              81,700
Terex
     Company Guaranty Series D
         04-01-08               8.88                 175,000             166,250
Total                                                                    759,134

Insurance (0.6%)
American General Institute Capital
     Company Guaranty Series A
         12-01-45               7.57                 250,000(d)          266,404
Americo Life
     Sr Sub Nts
         06-01-05               9.25                 180,000             174,600
Zurich Capital Trust I
     Company Guaranty
         06-01-37               8.38                 250,000(d)          253,230
Total                                                                    694,234

Leisure time & entertainment (1.0%)
Ameristar Casinos
     Company Guaranty
         02-15-09              10.75                  20,000              20,900
Argosy Gaming
     Company Guaranty
         06-01-09              10.75                  75,000              82,875
     Sr Sub Nts
         09-01-11               9.00                  50,000              52,250
Choctaw Resort Development Enterprises
     Sr Nts
         04-01-09               9.25                 200,000(d)          206,500
Coast Hotels & Casino
     Company Guaranty
         04-01-09               9.50                 125,000             124,375
Isle of Capri Casinos/Capital
     1st Mtge Series B
         08-31-04              13.00                 100,000             106,500
Mohegan Tribal Gaming
     Sr Sub Nts
         07-01-11               8.38                  50,000(d)           51,750
Six Flags
     Sr Nts
         04-01-06               9.25                 150,000             150,000
Station Casino
     Sr Nts
         02-15-08               8.38                 150,000             150,000
United Artists Theatres
     Series 1995A
         07-01-15               9.30                  84,954              70,512
USA Networks
     Cv
         07-01-03               7.00                  60,000              59,100
Total                                                                  1,074,762

Media (4.5%)
Adelphia Communications
     Sr Nts
         11-01-06              10.25                 150,000             144,000
Belo (AH)
         11-01-08               8.00                 100,000             100,650
Charter Communications Holdings LLC
     Sr Nts
         11-15-09               9.63                 160,000             161,200
Charter Communications Holdings/Charter Capital
     Sr Nts
         01-15-10              10.25                 100,000             102,000
Clear Channel Communications
         11-01-06               6.00                 500,000             503,255
     Sr Sub Nts Series B
         12-15-07               8.13                  50,000              52,250
Coaxial Communications/Phoenix
     Company Guaranty
         08-15-06              10.00                 150,000             149,250
Comcast
     Sr Nts
         11-01-05               8.38                 250,000             279,490
Comcast Cable Communications
         11-15-08               6.20                 300,000             301,800
Cox Enterprises
         06-15-09               7.38                 500,000(d)          517,530
Cumulus Media
     Company Guaranty
         07-01-08              10.38                  75,000              76,875
Lamar Media
     Company Guaranty
         09-15-07               8.63                 100,000             102,000
MDC
     (U.S. Dollar) Sr Sub Nts
         12-01-06              10.50                 150,000(c)          109,500
Mediacom Broadband LLC
     Sr Nts
         07-15-13              11.00                 100,000(d)          106,000
Nexstar Finance LLC
     Company Guaranty
         04-01-08              12.00                  75,000              70,875
Quebecor Media
     (U.S. Dollar) Sr Nts
         07-15-11              11.13                 150,000(c)          156,750
Quebecor Printing Capital
     Company Guaranty
         01-15-07               7.25                 500,000             524,730
Radio One
     Sr Sub Nts
         07-01-11               8.88                  50,000(d)           52,125
Regional Independent Medical
     (U.S. Dollar) Sr Nts
         07-01-08              10.50                  50,000(c)           50,000
Rogers Cablesystems
     (U.S. Dollar) Company Guaranty
         12-01-15              11.00                 150,000(c)          162,750
Rogers Communications
     (U.S. Dollar) Sr Nts
         01-15-06               9.13                 100,000(c)           98,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Income Portfolio

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Media (cont.)
Salem Communication Holding
     Sr Sub Nts
         07-01-11               9.00%                $75,000(d)          $78,750
Telemundo Holdings
     Zero Coupon Sr Disc Nts
         08-15-03              11.50                 100,000(d,h)         94,125
TeleWest Communications
     (U.S. Dollar)
         10-01-07              11.00                  75,000(c)           58,500
Time Warner Entertainment
         02-01-24               7.57                 350,000             366,551
     Sr Nts
         07-15-33               8.38                 250,000             285,000
WRC Media/Weekly Read/Compass
     Sr Sub Nts
         11-15-09              12.75                 125,000             120,000
Total                                                                  4,823,956

Metals (0.4%)
Alcan
     (U.S. Dollar)
         01-15-22               8.88                 200,000(c)          210,243
Freeport-McMoran Copper & Gold
     Cv
         01-31-06               8.25                  65,000(d)           65,325
Great Lakes Carbon
     Company Guaranty Pay-in-kind Series B
         05-15-08              10.25                  30,000(i)           17,250
Imexsa Export Trust
     (U.S. Dollar)
         05-31-03              10.13                  66,825(c,d)         58,221
Maxxam Group Holdings
     Sr Nts Series B
         08-01-03              12.00                  75,000              63,750
Total                                                                    414,789

Miscellaneous (2.8%)
Advanced Stores
     Sr Sub Nts
         04-15-08              10.25                  45,000(d)           43,425
Bistro Trust
         12-31-02               9.50                 250,000(d)          177,500
Carter (William)
     Sr Sub Nts
         08-15-11              10.88                  15,000(d)           15,675
Consolidated Container LLC/Consolidated Container Capital
         07-15-09              10.13                  85,000              79,050
EOP Operating LP
     Sr Nts
         07-15-11               7.00                 300,000             313,011
ERP Operating LP
         03-02-11               6.95                 500,000             521,880
Falcon Products
     Company Guaranty Series B
         06-15-09              11.38                 120,000             108,000
ISG Resources
     Sr Sub Nts
         04-15-08              10.00                 115,000              83,950
Meritage
     Company Guaranty
         06-01-11               9.75                 160,000             156,800
Nationwide Credit
     Sr Nts Series A
         01-15-08              10.25                  95,000              28,738
NSM Steel
     Company Guaranty
         02-01-06              12.00                 129,935(b,d)         40,514
Omega Cabinets
     Sr Sub Nts
         06-15-07              10.50                 225,000             229,500
Outsourcing Solutions
     Sr Sub Nts Series B
         11-01-06              11.00                 140,000             116,900
Prime Succession
     Cv Pay-in-kind
         08-29-04              14.25                  10,942(i)            8,207
PSA
     (U.S. Dollar)
         08-01-05               7.13                 500,000(c,d)        546,068
WPD Holdings
     (U.S. Dollar)
         12-15-07               6.88                 500,000(c,d)        497,691
Total                                                                  2,966,909

Multi-industry conglomerates (0.7%)
Jordan Inds
     Sr Nts Series D
         08-01-07              10.38                  75,000              54,750
Tyco Intl Group
     (U.S. Dollar) Company Guaranty
         06-15-03               6.25                 500,000(c)          519,059
     Zero Coupon Cv
         02-12-21               1.71                 180,000(g)          132,750
Total                                                                    706,559

Paper & packaging (2.3%)
Abitibi-Consolidated
     (U.S. Dollar)
         08-01-05               8.30                 500,000(c)          530,370
APP China Group
     (U.S. Dollar) Sr Nts
         03-15-05              14.00                 200,000(b,c,d)       17,000
Ball
     Company Guaranty
         08-01-08               8.25                  50,000              51,000
Berry Plastics
     Company Guaranty Series B
         07-15-07              11.00                  75,000              74,250
     Sr Sub Nts
         04-15-04              12.25                  25,000              25,250
Chesapeake
         05-01-03               9.88                 100,000             101,918
Domtar
     (U.S. Dollar)
         10-15-11               7.88                 100,000(c)          102,375
Intl Paper
         07-08-03               8.00                 500,000             531,569
         11-15-12               5.13                  85,000              74,520
Packaging Corp of America
     Company Guaranty
         04-01-09               9.63                 250,000             270,625
Printpack
     Sr Sub Nts Series B
         08-15-06              10.63                  50,000              51,000
Quno
     (U.S. Dollar) Sr Nts
         05-15-05               9.13                 250,000(c)          258,246
Riverwood Intl
     Company Guaranty
         04-01-06              10.25                 100,000             103,500
         08-01-07              10.63                 105,000             109,988
         04-01-08              10.88                  40,000              38,600
Silgan Holdings
     Sr Sub Deb
         06-01-09               9.00                  50,000              50,500
Tembec Inds
     (U.S. Dollar) Company Guaranty
         02-01-11               8.50                  60,000(c)           63,150
Total                                                                  2,453,861

Restaurants & lodging (0.7%)
Brinker Intl
     Zero Coupon Cv
         10-10-21               2.75                 150,000(d,g)         90,375
Extended Stay America
     Sr Sub Nts
         06-15-11               9.88                 200,000             193,000
MGM Mirage
         02-06-08               6.88                 500,000             476,210
Total                                                                    759,585

Retail (1.5%)
Albertson's
     Sr Nts
         02-15-11               7.50                 500,000             549,890
Eye Care Centers of America
     Company Guaranty
         05-01-08               9.13                 100,000              32,000
Flooring America
     Company Guaranty Series B
         10-15-07               9.25                 185,000(b)              185
Kroger
     Company Guaranty
         03-01-08               7.45                 250,000             269,218
     Sr Nts
         07-15-06               8.15                 500,000             568,669
Lowe's Companies
     Zero Coupon Cv
         02-16-21               2.16                  30,000(g)           21,338
         02-16-21               2.50                 110,000(d,g)         78,238
Rite Aid
     Sr Nts
         04-15-05               7.63                 110,000              97,350
Total                                                                  1,616,888

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
36 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Income Portfolio

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Textiles & apparel (0.2%)
Tommy Hilfiger USA
     Company Guaranty
         06-01-03               6.50%               $250,000            $246,250

Transportation (1.0%)
Enterprise Rent-A-Car USA Finance
         02-15-08               6.80                 200,000(d)          202,515
         01-15-11               8.00                 500,000(d)          523,776
Greater Beijing First Expressways
     (U.S. Dollar) Sr Nts
         06-15-04               9.25                 100,000(b,c)         36,000
Interpool
         08-01-07               7.35                 125,000             115,103
Union Pacific
         01-15-11               6.65                 200,000             210,394
Zhuhai Highway
     (U.S. Dollar) Sub Nts
         07-01-08              11.50                 250,000(b,c,d)       27,500
Total                                                                  1,115,288

Utilities -- electric (1.6%)
AES
     Sr Nts
         09-15-10               9.38                 200,000             185,250
Cleveland Electric Illuminating
     1st Mtge Series B
         05-15-05               9.50                 250,000             256,858
Dominion Virginia Power
     Sr Nts Series A
         03-31-06               5.75                 500,000             520,092
Midland Funding II
     Series A
         07-23-05              11.75                 100,000             110,742
Mirant Americas Generation
     Sr Nts
         05-01-11               8.30                 500,000             534,438
Sithe Independence Funding
     Series A
         12-30-13               9.00                 100,000             112,361
Total                                                                  1,719,741

Utilities -- gas (0.8%)
Columbia Energy Group
     Series E
         11-28-10               7.32                 500,000             525,275
El Paso Energy
     Sr Nts
         05-15-09               6.75                 200,000             202,696
Enron
     Zero Coupon Cv
         02-07-21               3.45                 140,000(g)           67,900
Southwest Gas
     Series F
         06-15-02               9.75                 100,000             103,308
Total                                                                    899,179

Utilities -- telephone (2.2%)
Adelphia Business Solutions
     Sr Nts Series B
         09-01-04              12.25                 125,000              31,250
BellSouth
         10-15-11               6.00                 500,000             505,595
Citizens Communications
         08-15-08               7.63                 400,000(d)          413,464
Nextel Communications
     Sr Nts
         02-01-11               9.50                 160,000             110,000
SBC Communications
         03-15-11               6.25                 250,000             261,323
Vodafone Group
     Company Guaranty
         05-01-08               6.65                 500,000             518,065
     (U.S. Dollar)
         02-15-10               7.75                 500,000(c)          558,230
Total                                                                  2,397,927

Total bonds
(Cost: $98,507,548)                                                 $101,791,714

Common stocks (--%)(b)

Issuer                                                Shares            Value(a)

Aurora Foods                                           2,302(d)          $10,013
PhoneTel Technologies                                  8,800                 352
Prime Succession Holdings                              2,735               2,161

Total common stocks
(Cost: $135,458)                                                         $12,526

Preferred stocks & other (1.5%)

Issuer                                                Shares            Value(a)

Apache
     2.01% Cv                                          1,650             $71,726
Asia Pulp & Paper
     Warrants                                            200(b,c,d,f)         --
Century Maintenance
     13.25% Pay-in-kind Series C                       1,546(i)          123,680
CNF Trust I
     5.00% Cm Cv Series A                              1,200              46,404
CSC Holdings
     11.75% Cm Series H                                2,300             243,225
Dominion Resources
     9.50% Cv                                          1,460              89,425
Duke Energy
     8.25% Cv                                          2,600              71,500
Kerr-McGee
     5.50% Cv                                          1,840              70,509
MetLife Capital Trust I
     8.00% Cm Cv                                         690              58,885
NRG Energy
     6.50% Cv                                          5,730             110,474
Paxson Communications
     12.50% Cm Pay-in-kind
     Exchangeable                                        282(i)          268,121
Pegasus Satellite
     12.75% Cm Pay-in-kind
     Series B                                            241(i)          182,993
Pharmacia
     6.50% Cv ACES                                     3,500(j)          135,188
Sprint
     7.13% Cv                                          1,300              30,485
VEC Trust I
     7.75% Cm Cv                                       3,250             103,544

Total preferred stocks & other
(Cost: $1,709,988)                                                    $1,606,159

Short-term securities (8.9%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies
Federal Home Loan Bank Disc Nt
         12-19-01               2.29%               $500,000            $498,414
Federal Home Loan Mtge Corp Disc Nts
         11-13-01               2.65               1,300,000           1,298,756
         12-11-01               2.30                 700,000             698,174
Federal Natl Mtge Assn Disc Nts
         11-16-01               2.47                 500,000             499,451
         11-16-01               2.48               2,200,000           2,197,576
         11-19-01               2.00                 500,000             499,472
         11-29-01               3.36                 500,000             498,923
         12-12-01               2.34               1,900,000           1,894,614
         12-18-01               2.39                 700,000             697,741
         12-20-01               2.20                 800,000             797,369

Total short-term securities
(Cost: $9,581,355)                                                    $9,580,490

Total investments in securities
(Cost: $109,934,349)(k)                                             $112,990,889

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
37 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Income Portfolio

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Oct. 31, 2001, the value of foreign securities represented 5.79% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) At Oct. 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $6,977,906.

(f)  Negligible market value.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(k) At Oct. 31, 2001, the cost of securities for federal income tax purposes was approximately $109,934,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $ 5,344,000

     Unrealized depreciation                                         (2,287,000)
                                                                     ----------
     Net unrealized appreciation                                    $ 3,057,000
                                                                    -----------

--------------------------------------------------------------------------------
38 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Investments in Securities

IDS Life Series Fund, Inc.

International Equity Portfolio

Oct. 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.9%)(c)

Issuer                                                Shares            Value(a)

Australia (2.5%)
Banks and savings & loans (1.0%)
Natl Australia Bank                                  150,063          $2,314,815

Financial services (--%)
Westfield Holdings                                     7,614              65,211

Metals (1.5%)
BHP Billiton                                         696,071           3,136,550

Denmark (0.8%)
Health care
Novo Nordisk Cl B                                     44,100           1,789,517

Finland (2.7%)
Communications equipment & services (1.7%)
Nokia                                                184,669           3,863,876

Paper & packaging (1.0%)
Stora Enso                                           186,523           2,268,016

France (12.7%)
Automotive & related (0.7%)
PSA Peugeot Citroen                                   36,384           1,479,613

Banks and savings & loans (2.0%)
BNP Paribas                                           52,968           4,408,243

Building materials & construction (1.9%)
Compagnie de Saint-Gobain                              6,769             941,961
Lafarge                                               37,942           3,373,008
Total                                                                  4,314,969

Energy (2.8%)
Total Fina ELF                                        44,336           6,229,613

Household products (2.0%)
Aventis                                               61,039           4,494,436

Indexes (2.5%)
StreetTRACKS MSCI Pan Euro ETF                        62,399(b)        5,653,997

Leisure time & entertainment (0.8%)
Accor                                                 58,377           1,833,470

Germany (8.2%)
Automotive & related (0.4%)
Bayerische Motoren Werke                              27,646             821,227

Chemicals (0.6%)
BASF                                                  38,909           1,307,191

Computers & office equipment (0.6%)
SAP                                                   13,191           1,366,330

Insurance (3.2%)
Allianz                                               14,627           3,447,249
Muenchener Rueckversicherungs-Gesellschaft            14,518           3,831,372
Total                                                                  7,278,621

Utilities -- electric (1.7%)
E.On                                                  32,165           1,665,833
RWE                                                   55,014           2,170,337
Total                                                                  3,836,170

Utilities -- telephone (1.7%)
Deutsche Telekom                                     241,282           3,753,162

Italy (4.7%)
Banks and savings & loans (1.0%)
IntesaBci                                            959,756           2,247,575

Energy (2.4%)
ENI                                                  436,196           5,468,912

Insurance (1.3%)
Assicurazioni Generali                               107,029           2,935,410

Japan (15.6%)
Automotive & related (2.5%)
Honda Motor                                           63,000           2,259,467
Nissan Motor                                         245,000           1,080,838
Toyota Motor                                          83,000           2,013,888
Total                                                                  5,354,193

Banks and savings & loans (2.0%)
Mitsui Fudosan                                       233,000           2,366,072
Orix                                                  25,500           2,231,159
Total                                                                  4,597,231

Chemicals (1.1%)
Sumitomo Chemical                                    669,000           2,552,371

Computers & office equipment (1.1%)
Canon                                                 82,000           2,384,870

Electronics (1.9%)
Hitachi                                              300,000           2,046,485
Nintendo                                              14,300           2,205,662
Total                                                                  4,252,147

Financial services (1.9%)
Nomura Holdings                                      284,000           3,735,468
Promise                                                8,400             543,507
Total                                                                  4,278,975

Furniture & appliances (0.9%)
Matsushita Electric Industrial                       170,000           2,013,807

Health care (0.6%)
Takeda Chemical Inds                                  27,000           1,308,035

Industrial equipment & services (0.5%)
Amada                                                261,000           1,179,143

Multi-industry conglomerates (0.5%)
Mitsubishi                                           154,000           1,180,115

Paper & packaging (0.6%)
OJI Paper                                            275,000           1,343,491

Transportation (1.0%)
East Japan Railway                                       380           2,213,472

Utilities -- telephone (1.0%)
NTT DoCoMo                                               172           2,332,584

Mexico (0.6%)
Communications equipment & services
America Movil ADR Cl L                                85,261           1,278,915

Netherlands (3.3%)
Energy (0.5%)
Royal Dutch Petroleum                                 22,348           1,137,279

Industrial equipment & services (0.9%)
Koninklijke (Royal) Philips Electronics               91,998           2,091,451

Insurance (1.9%)
Aegon                                                 68,054           1,710,164
Fortis                                                38,211             905,158
ING Groep                                             61,562           1,535,934
Total                                                                  4,151,256

Portugal (0.1%)
Miscellaneous
Portugal Telecom                                      30,456             268,013

Scotland (1.6%)
Banks and savings & loans
Royal Bank of Scotland Group                         149,850           3,584,897

Spain (1.7%)
Banks and savings & loans (0.8%)
Banco Santander Central Hispano                      234,499           1,805,873

Utilities -- telephone (0.9%)
Telefonica                                           161,744           1,943,408

Switzerland (8.7%)
Banks and savings & loans (3.2%)
UBS                                                  157,984           7,348,205

Electronics (1.2%)
STMicroelectronics                                    93,067           2,632,118

Food (1.1%)
Nestle                                                11,735           2,436,258

Health care (3.0%)
Novartis                                             178,259           6,675,570

Multi-industry conglomerates (0.2%)
Adecco                                                 9,458             418,772

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
39 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

International Equity Portfolio

Issuer                                                Shares            Value(a)

United Kingdom (31.7%)
Aerospace & defense (1.0%)
Logica                                               210,443          $2,276,992

Banks and savings & loans (6.4%)
Barclays                                             113,650           3,421,321
HSBC Holdings                                        755,544           8,279,364
Lloyds TSB Group                                     240,980           2,432,173
Total                                                                 14,132,858

Beverages & tobacco (1.2%)
British American Tobacco                             301,557           2,631,326

Communications equipment & services (3.9%)
GlaxoSmithKline                                      326,892           8,794,883

Energy (2.6%)
BP                                                   721,141           5,820,592

Insurance (1.3%)
CGNU                                                 251,405           3,016,351

Leisure time & entertainment (0.5%)
EMI Group                                            278,215           1,127,845

Media (3.5%)
British Sky Broadcasting Group                       449,979(b)        5,038,914
WPP Group                                            309,760           2,804,263
Total                                                                  7,843,177

Metals (2.2%)
Rio Tinto                                            310,045           5,032,027

Miscellaneous (1.1%)
Boots                                                164,554           1,447,831
HBOS                                                  94,040           1,059,908
Total                                                                  2,507,739

Multi-industry conglomerates (0.7%)
Rentokil Initial                                     449,847           1,619,177

Retail (3.5%)
Marks & Spencer                                      822,146           3,431,507
Next                                                  57,833             730,886
Tesco                                              1,045,421           3,686,863
Total                                                                  7,849,256

Utilities -- electric (0.8%)
Innogy Holdings                                      632,148           1,880,036

Utilities -- telephone (3.0%)
British Telecommunications                            76,983             389,608
Vodafone Group                                     2,782,791           6,434,751
Total                                                                  6,824,359

Total common stocks
(Cost: $223,642,538)                                                $212,985,991

Short-term securities (1.6%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agency (1.5%)
Federal Home Loan Mtge Corp Disc Nts
         11-06-01               2.75%               $400,000            $399,817
         11-15-01               3.40                 900,000             898,704
         12-11-01               2.30               1,300,000           1,296,610
         12-27-01               2.20                 800,000             797,090
Total                                                                  3,392,221

Commercial paper (0.1%)
Gillette
         11-20-01               3.37                 200,000(d)          199,622

Total short-term securities
(Cost: $3,592,270)                                                    $3,591,843

Total investments in securities
(Cost: $227,234,808)(e)                                             $216,577,834

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At Oct. 31, 2001, the cost of securities for federal income tax purposes was approximately $227,235,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $  3,478,000

     Unrealized depreciation                                        (14,135,000)
                                                                    -----------
     Net unrealized depreciation                                   $(10,657,000)
                                                                   ------------

--------------------------------------------------------------------------------
40 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Investments in Securities

IDS Life Series Fund, Inc.

Managed Portfolio

Oct. 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (69.6%)

Issuer                                                Shares            Value(a)

Banks and savings & loans (3.5%)
Bank of America                                       80,000          $4,719,200
Fifth Third Bancorp                                  110,000           6,206,200
U.S. Bancorp                                         250,000           4,445,000
Wells Fargo                                           40,000           1,580,000
Wilshire Financial Services Group                     77,199(b)          142,818
Total                                                                 17,093,218

Beverages & tobacco (0.6%)
Coca-Cola                                             60,000           2,872,800

Communications equipment & services (2.9%)
American Tower Cl A                                  200,000(b)        2,204,000
Brocade Communications Systems                       210,000(b)        5,155,500
Finisar                                              280,000(b)        2,189,600
Nokia ADR Cl A                                       220,000(c)        4,512,200
PhoneTel Technologies                                 70,200(b)            2,808
Total                                                                 14,064,108

Computer software & services (4.9%)
BEA Systems                                          150,000(b)        1,821,000
Electronic Arts                                       70,000(b)        3,602,200
Microsoft                                            230,000(b)       13,374,500
PeopleSoft                                            30,000(b)          893,100
VERITAS Software                                     160,000(b)        4,540,800
Total                                                                 24,231,600

Computers & office equipment (4.6%)
AOL Time Warner                                      230,000(b)        7,178,300
Cisco Systems                                        680,000(b)       11,505,600
Dell Computer                                        110,000(b)        2,637,800
EMC                                                  100,000(b)        1,232,000
Total                                                                 22,553,700

Electronics (7.3%)
Applied Materials                                     90,000(b)        3,069,900
Intel                                                250,000           6,105,000
Jabil Circuit                                        430,000(b)        9,116,000
KLA-Tencor                                            40,000(b)        1,634,400
Maxim Integrated Products                            200,000(b)        9,150,000
Texas Instruments                                    180,000           5,038,200
Xilinx                                                50,000(b)        1,521,000
Total                                                                 35,634,500

Energy (0.4%)
Mirant                                                70,000(b)        1,820,000

Energy equipment & services (0.7%)
Schlumberger                                          70,000           3,389,400

Financial services (5.1%)
Citigroup                                            360,000          16,387,200
Fannie Mae                                            60,000           4,857,600
Lehman Brothers Holdings                              10,000             624,600
Merrill Lynch                                         20,000             874,200
Paychex                                               20,000             641,200
Schwab (Charles)                                     120,000           1,545,600
Total                                                                 24,930,400

Food (--%)
Aurora Foods                                           3,897(b,d)         16,952

Health care (11.1%)
Amgen                                                 60,000(b)        3,409,200
Baxter Intl                                           30,000           1,451,100
Biomet                                                60,000           1,830,000
Genentech                                            110,000(b)        5,747,500
Invitrogen                                           120,000(b)        7,360,800
Johnson & Johnson                                    100,000           5,791,000
Medtronic                                            350,000          14,105,000
Pfizer                                               360,000          15,084,000
Total                                                                 54,778,600

Health care services (1.2%)
AmerisourceBergen                                     60,000(b)        3,813,600
Express Scripts Cl A                                  50,000(b)        2,047,000
Total                                                                  5,860,600

Household products (0.4%)
Gillette                                              60,000           1,865,400

Insurance (4.7%)
ACE                                                  180,000(c)        6,345,000
American Intl Group                                  170,000          13,362,000
Everest Re Group                                      50,000(c)        3,342,500
Total                                                                 23,049,500

Leisure time & entertainment (3.3%)
Harley-Davidson                                      220,000           9,957,200
Viacom Cl B                                          170,000(b)        6,206,700
Total                                                                 16,163,900

Media (0.8%)
Clear Channel Communications                          40,000(b)        1,524,800
USA Networks                                         140,000(b)        2,581,600
Total                                                                  4,106,400

Metals (0.4%)
Alcan                                                 30,000(c)          916,500
Alcoa                                                 30,000             968,100
Total                                                                  1,884,600

Miscellaneous (--%)
Prime Succession Holdings                             42,083(b)           33,246

Multi-industry conglomerates (9.2%)
General Electric                                     450,000          16,384,500
Minnesota Mining & Mfg                                50,000           5,219,000
Robert Half Intl                                      70,000(b)        1,444,100
Tyco Intl                                            450,000(c)       22,113,000
Total                                                                 45,160,600

Restaurants & lodging (0.6%)
Marriott Intl Cl A                                   100,000           3,133,000

Retail (6.2%)
Best Buy                                              70,000(b)        3,843,000
Home Depot                                           110,000           4,205,300
Kohl's                                                70,000(b)        3,892,700
Safeway                                               90,000(b)        3,748,500
Target                                               100,000           3,115,000
Wal-Mart Stores                                      190,000           9,766,000
Walgreen                                              50,000           1,619,000
Total                                                                 30,189,500

Utilities -- electric (0.3%)
Calpine                                               50,000(b)        1,237,500

Utilities -- gas (0.7%)
Dynegy Cl A                                          100,000           3,590,000

Utilities -- telephone (0.8%)
Verizon Communications                                80,000           3,984,800

Total common stocks
(Cost: $358,606,287)                                                $341,644,324

Preferred stocks (0.2%)

Issuer                                                Shares            Value(a)

Century Maintenance
     13.25% Pay-in-kind Series C                       2,506(f)         $200,480
CSC Holdings
     11.13% Cm Series M                                4,968             520,398
Pegasus Satellite
     12.75% Cm Pay-in-kind
     Series B                                            566(f)          429,994

Total preferred stocks
(Cost: $1,285,496)                                                    $1,150,872

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
41 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Managed Portfolio

Bonds (23.8%)

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Government obligations & agencies (2.1%)
Govt Trust Certs Israel
         11-15-01               9.25%                $28,642             $28,707
U.S. Treasury
         08-15-10               5.75               1,650,000           1,831,764
         08-15-11               5.00                 500,000             528,905
         02-15-29               5.25               2,000,000           2,045,620
         05-15-30               6.25               4,350,000(j,k)      5,178,544
United Mexican States
     (U.S. Dollar)
         01-14-11               8.38                 400,000(c)          410,200
Total                                                                 10,023,740

Mortgage-backed securities (11.2%)
Federal Home Loan Mtge Corp
         07-01-15               7.50               2,287,201           2,418,368
         11-01-22               8.00                 141,654             152,933
         08-01-24               8.00                 178,897             192,959
         07-01-28               6.00               1,975,143           2,013,298
         06-01-29               7.00               3,830,175           4,001,730
Federal Natl Mtge Assn
         05-14-04               5.63               3,000,000           3,192,753
         02-15-08               5.75               5,000,000           5,380,825
         05-15-08               6.00                 900,000             979,724
         06-01-10               6.50                 603,514             632,899
         03-15-11               5.50               1,000,000           1,047,363
         05-15-11               6.00               4,500,000           4,865,850
         08-01-11               8.50                 317,527             337,800
         11-16-15               5.50               3,000,000(l)        3,034,688
         04-01-23               8.50                  77,155              83,461
         05-01-24               6.00               1,092,140           1,115,089
         06-01-24               9.00                  37,793              41,448
         08-01-25               7.50                 249,570             263,873
         09-01-25               6.50                 598,986             620,473
         09-01-25               7.00                 400,460             420,403
         12-01-25               7.00               1,053,559           1,106,027
         03-01-26               7.00                 401,621             421,334
         04-01-26               7.00                 497,511             521,930
         05-01-26               7.50                 722,549             763,464
         09-01-26               7.50                 315,142             332,987
         09-01-28               6.50               1,618,625           1,671,180
         11-01-28               6.00               2,424,050           2,461,292
         12-01-28               6.50               1,563,670           1,614,441
         03-01-29               7.50               1,500,000(l)        1,570,313
         06-01-29               6.50               6,221,201           6,421,061
         09-01-29               6.50               2,000,000(l)        2,056,250
         12-01-29               6.50               2,000,000(l)        2,049,375
         03-01-30               7.50               1,466,612           1,544,032
         05-01-31               6.50               1,278,633           1,316,752
Total                                                                 54,646,375

Aerospace & defense (0.2%)
Alliant Techsystems
     Company Guaranty
         05-15-11               8.50                 175,000             183,750
L-3 Communications
     Company Guaranty Series B
         08-01-08               8.00                 250,000             258,125
Northrop Grumman
     Company Guaranty
         02-15-31               7.75                 200,000             222,612
Roller Bearing Co of America
     Company Guaranty Series B
         06-15-07               9.63                 355,000             305,300
Sequa
     Sr Nts
         08-01-09               9.00                 130,000             117,650
Total                                                                  1,087,437

Airlines (0.3%)
Continental Airlines
     Series A
         09-15-17               6.65                 916,312             848,386
Delta Air Lines
         09-18-11               7.11                 550,000             572,396
Total                                                                  1,420,782

Automotive & related (0.9%)
Aftermarket Technology
     Sr Sub Nts Series D
         08-01-04              12.00                 200,000             202,000
Dana
     Sr Nts
         08-15-11               9.00                 150,000(d)          129,000
Ford Motor
         07-16-31               7.45               1,000,000             934,992
Ford Motor Credit
         02-01-11               7.38               1,000,000           1,015,133
         10-25-11               7.25               2,000,000           2,011,799
Lear
     Company Guaranty Series B
         05-15-09               8.11                 150,000             151,115
Total                                                                  4,444,039

Banks and savings & loans (0.2%)
Wells Fargo
     Sr Medium-term Nts Series G
         09-15-02               6.38                 800,000             821,600
Wells Fargo Financial
         05-03-04               5.45                 200,000             208,769
Total                                                                  1,030,369

Building materials & construction (0.1%)
(DR) Horton
     Sr Sub Nts
         03-15-11               9.38                  75,000              73,500
Schuler Homes
     Sr Nts
         07-15-09               9.38                 200,000(d)          203,000
Toll
     Sr Sub Nts
         02-01-11               8.25                  75,000              73,125
WCI Communities
     Company Guaranty
         02-15-11              10.63                 125,000             124,688
Total                                                                    474,313

Chemicals (0.2%)
Allied Waste North America
     Company Guaranty Series B
         01-01-06               7.63                 150,000             150,375
         08-01-09              10.00                 100,000             101,250
Avecia Group
     (U.S. Dollar) Company Guaranty
         07-01-09              11.00                  75,000(c)           71,250
Equistar Chemical
     Sr Nts
         09-01-08              10.13                 100,000(d)           93,577
Georgia Gulf
         11-15-05               7.63                 100,000             102,516
Huntsman
     Sr Sub Nts
         07-01-07               9.50                 125,000(d)            7,500
IMC Global
     Sr Nts
         06-01-08              10.88                 150,000(d)          153,750
Lyondell Chemical
     Series B
         05-01-07               9.88                  50,000              48,000
Noveon
     Company Guaranty Series B
         02-28-11              11.00                  75,000              74,813
Resolution Performance
     Sr Sub Nts
         11-15-10              13.50                 250,000             263,749
Total                                                                  1,066,780

Communications equipment & services (0.4%)
Alamosa Delaware
     Company Guaranty
         08-15-11              13.63                  90,000              91,575
AT&T Wireless Services
     Sr Nts
         03-01-31               8.75                 600,000             681,431
Dobson/Sygnet Communications
     Sr Nts
         12-15-08              12.25                 250,000             272,500
EchoStar DBS
     Sr Nts
         02-01-09               9.38                 100,000(j,k)        102,000
Equinix
     Sr Nts
         12-01-07              13.00                 675,000             202,500
GT Group Telecom
         06-30-08               9.89                 275,000(h)          195,250
NATG Holdings LLC/Orius Capital
     Company Guaranty Series B
         02-01-10              12.75                 100,000              20,000
NTL Communications
     Sr Nts Series B
         10-01-10              11.88                 125,000              72,500
Price Communications Wireless
     Company Guaranty Series B
         12-15-06               9.13                 250,000             262,500
Rural Cellular
     Sr Sub Nts Series B
         05-15-08               9.63                 150,000             151,500
Total                                                                  2,051,756

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
42 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Managed Portfolio

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Electronics (0.1%)
Thomas & Betts
         01-15-06               6.50%               $400,000            $369,644

Energy (0.3%)
Calpine Canada Energy Finance
     (U.S. Dollar) Company Guaranty
         05-01-08               8.50                 250,000(c)          250,308
Conoco Funding
     Company Guaranty
         10-15-11               6.35                 500,000             508,112
Forest Oil
     Sr Nts
         06-15-08               8.00                 105,000             106,050
Grant Prideco
     Company Guaranty Series B
         12-01-07               9.63                 200,000             193,000
Hanover Equipment Trust
     Sr Nts
         09-01-08               8.50                  50,000(d)           52,250
         09-01-11               8.75                 175,000(d)          182,000
Luscar Coal
     (U.S. Dollar) Sr Nts
         10-15-11               9.75                 110,000(c,d)        114,125
Westport Resources
     Company Guaranty
         11-01-11               8.25                  40,000(d)           40,000
Total                                                                  1,445,845

Energy equipment & services (--%)
SESI LLC
     Company Guaranty
         05-15-11               8.88                  76,000              71,820

Financial services (2.2%)
CIT Group
         05-17-04               5.63               1,500,000           1,555,965
Countrywide Home
     Company Guaranty Series H
         04-15-09               6.25               1,000,000           1,023,035
GMAC
         09-15-11               6.88               1,000,000             981,330
         11-01-31               8.00               1,900,000           1,931,159
Goldman Sachs Group
         01-15-11               6.88               1,000,000           1,054,958
LaBranche
     Sr Nts
         08-15-04               9.50                 500,000             531,605
Morgan Stanley, Dean Witter, Discover & Co
         06-15-05               7.75               1,500,000           1,663,361
Verizon Global Funding
         12-01-10               7.25                 800,000             877,979
         12-01-30               7.75               1,000,000           1,128,169
Total                                                                 10,747,561

Food (0.2%)
Del Monte
     Sr Sub Nts
         05-15-11               9.25                  75,000(d)           78,000
Delhaize America
         04-15-06               7.38                 900,000(d)          982,227
RAB Enterprises
     Company Guaranty
         05-01-05              10.50                 100,000              53,000
Smithfield Foods
     Sr Nts
         10-15-06               8.00                  50,000(d)           51,875
Total                                                                  1,165,102

Furniture & appliances (--%)
Interface
     Company Guaranty
         04-01-08               7.30                 100,000              88,500

Health care services (0.3%)
HCA
         09-01-10               8.75                 170,000             191,675
Insight Healthcare Services
     Sr Sub Nts
         11-01-11               9.88                  30,000(d)           31,050
Magellan Health Services
     Sr Nts
         11-15-07               9.38                 200,000(d)          210,000
Manor Care
     Company Guaranty
         03-01-08               8.00                 100,000             106,500
Omnicare
     Company Guaranty Series B
         03-15-11               8.13                  83,000              88,188
Paracelsus Healthcare
     Sr Sub Nts
         08-15-06              10.00               1,000,000(b)          330,000
Triad Hospitals
     Company Guaranty Series B
         05-01-09               8.75                 110,000             118,250
Triad Hospitals Holdings
     Company Guaranty Series B
         05-15-09              11.00                 205,000             229,600
Vanguard Health Systems
     Sr Sub Nts
         08-01-11               9.75                 100,000(d)          105,000
Total                                                                  1,410,263

Industrial equipment & services (--%)
Motors & Gears
     Sr Nts Series D
         11-15-06              10.75                 235,000             202,100

Insurance (0.1%)
Americo Life
     Sr Sub Nts
         06-01-05               9.25                 600,000             582,000

Leisure time & entertainment (0.6%)
Ameristar Casinos
     Company Guaranty
         02-15-09              10.75                  40,000              41,800
AOL Time Warner
         04-15-31               7.63               1,000,000           1,049,204
Argosy Gaming
     Company Guaranty
         06-01-09              10.75                 100,000             110,500
     Sr Sub Nts
         09-01-11               9.00                  50,000              52,250
Choctaw Resort Development Enterprises
     Sr Nts
         04-01-09               9.25                 200,000(d)          206,500
Coast Hotels & Casino
     Company Guaranty
         04-01-09               9.50                 200,000             199,000
Horseshoe Gaming LLC
     Company Guaranty Series B
         06-15-07               9.38                 225,000             237,094
Isle of Capri Casinos/Capital
     1st Mtge Series B
         08-31-04              13.00                 100,000             106,500
Mohegan Tribal Gaming
     Sr Sub Nts
         07-01-11               8.38                  75,000(d)           77,625
Six Flags
     Sr Nts
         04-01-06               9.25                 150,000             150,000
Station Casino
     Sr Nts
         02-15-08               8.38                 100,000             100,000
United Artists Theatres
     Series 1995A
         07-01-15               9.30                 637,154             528,838
Total                                                                  2,859,311

Media (1.1%)
Adelphia Communications
     Sr Nts
         11-01-06              10.25                 175,000             168,000
Belo (AH)
         11-01-08               8.00                 400,000             402,600
Charter Communications Holdings/Charter Capital
     Sr Nts
         10-01-09              10.75                 250,000             261,875
Clear Channel Communications
         11-01-06               6.00                 500,000             503,255
     Sr Nts
         09-15-10               7.65                 500,000             527,674
     Sr Sub Nts Series B
         12-15-07               8.13                  50,000              52,250
Coaxial Communications/Phoenix
     Company Guaranty
         08-15-06              10.00                 200,000             199,000
Comcast Cable Communications
         11-15-08               6.20                 500,000             503,000
         01-30-11               6.75                 500,000             518,451
Cumulus Media
     Company Guaranty
         07-01-08              10.38                  75,000              76,875
Lamar Media
     Company Guaranty
         09-15-07               8.63                  50,000              51,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
43 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Managed Portfolio

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Media (cont.)
MDC
     (U.S. Dollar) Sr Sub Nts
         12-01-06              10.50%               $250,000(c)         $182,500
Mediacom Broadband LLC
     Sr Nts
         07-15-13              11.00                 100,000(d)          106,000
Nexstar Finance LLC
     Company Guaranty
         04-01-08              12.00                 132,000             124,740
Quebecor Media
     (U.S. Dollar) Sr Nts
         07-15-11              11.13                 200,000(c)          209,000
Radio One
     Sr Sub Nts
         07-01-11               8.88                  75,000(d)           78,188
Regional Independent Medical
     (U.S. Dollar) Sr Nts
         07-01-08              10.50                 100,000(c)          100,000
Rogers Cablesystems
     (U.S. Dollar) Company Guaranty
         12-01-15              11.00                 250,000(c)          271,250
Salem Communication Holding
     Sr Sub Nts
         07-01-11               9.00                 100,000(d)          105,000
Telemundo Holdings
     Zero Coupon Sr Disc Nts
         08-15-03              16.45                 200,000(d,e)        188,250
TeleWest Communications
     (U.S. Dollar)
         10-01-07              11.00                 100,000(c)           78,000
Turner Broadcasting
         07-01-13               8.38                 250,000             288,530
WRC Media/Weekly Read/Compass
     Sr Sub Nts
         11-15-09              12.75                 175,000             168,000
Total                                                                  5,163,438

Metals (--%)
Great Lakes Carbon
     Company Guaranty Pay-in-kind Series B
         05-15-08              10.25                 100,000(f)           57,500
Maxxam Group Holdings
     Sr Nts Series B
         08-01-03              12.00                 100,000              85,000
Total                                                                    142,500

Miscellaneous (0.7%)
Advanced Stores
     Sr Sub Nts
         04-15-08              10.25                  45,000(d)           43,425
Bistro Trust
         12-31-02               9.50               1,000,000(d)          710,000
Carter (William)
     Sr Sub Nts
         08-15-11              10.88                  30,000(d)           31,350
Consolidated Container LLC/Consolidated
     Container Capital
         07-15-09              10.13                  85,000              79,050
DTE Burns Harbor LLC
     (U.S. Dollar) Sr Nts
         01-30-03               6.57                 111,768(c,d)         95,002
EOP Operating LP
     Sr Nts
         07-15-11               7.00               1,000,000           1,043,371
Falcon Products
     Company Guaranty Series B
         06-15-09              11.38                  50,000              45,000
ISG Resources
     Sr Sub Nts
         04-15-08              10.00                 610,000             445,300
Meritage
     Company Guaranty
         06-01-11               9.75                  60,000              58,800
Nationwide Credit
     Sr Nts Series A
         01-15-08              10.25               1,000,000             302,500
NSM Steel
     Company Guaranty
         02-01-06              12.00                 464,053(b,d)        144,692
Omega Cabinets
     Sr Sub Nts
         06-15-07              10.50                 250,000             255,000
Outsourcing Solutions
     Sr Sub Nts Series B
         11-01-06              11.00                 250,000             208,750
Prime Succession
     Cv Pay-in-kind
         08-29-04              14.25                 168,334(f)          126,251
Total                                                                  3,588,491

Multi-industry conglomerates (--%)
Jordan Inds
     Sr Nts Series D
         08-01-07              10.38                 150,000             109,500

Paper & packaging (0.5%)
Ball
     Company Guaranty
         08-01-08               8.25                 200,000             204,000
Berry Plastics
     Company Guaranty Series B
         07-15-07              11.00                 175,000             173,250
     Sr Sub Nts
         04-15-04              12.25                 125,000             126,250
Intl Paper
         09-01-11               6.75               1,000,000           1,026,393
         11-15-12               5.13                 250,000             219,178
Packaging Corp of America
     Company Guaranty
         04-01-09               9.63                 150,000             162,375
Printpack
     Sr Sub Nts Series B
         08-15-06              10.63                  50,000              51,000
Riverwood Intl
     Company Guaranty
         04-01-08              10.88                  85,000              82,025
     Company Guaranty Sr Nts
         04-01-06              10.25                 250,000             258,750
Silgan Holdings
     Sr Sub Deb
         06-01-09               9.00                 250,000             252,500
Tembec Inds
     (U.S. Dollar) Company Guaranty
         02-01-11               8.50                  80,000(c)           84,200
Total                                                                  2,639,921

Restaurants & lodging (0.2%)
Extended Stay America
     Sr Sub Nts
         06-15-11               9.88                 200,000             193,000
MGM Mirage
         02-06-08               6.88               1,000,000             952,420
Total                                                                  1,145,420

Retail (0.1%)
Eye Care Centers of America
     Company Guaranty
         05-01-08               9.13                 150,000              48,000
Federated Dept Stores
     Sr Nts
         09-01-08               6.63                 500,000             505,260
Rite Aid
     Sr Nts
         04-15-05               7.63                  75,000              66,375
Total                                                                    619,635

Transportation (0.3%)
American Architectural
     Company Guaranty
         12-01-07              11.75               1,000,000(b)          151,250
Greater Beijing First Expressways
     (U.S. Dollar) Sr Nts
         06-15-04               9.25                 200,000(b,c)         72,000
         06-15-07               9.50                 170,000(b,c)         61,200
Interpool
         08-01-07               7.35                 255,000             234,810
Union Pacific
         01-15-11               6.65               1,000,000           1,051,968
Total                                                                  1,571,228

Utilities -- electric (0.1%)
AES
     Sr Nts
         09-15-10               9.38                 100,000              92,625
Calpine
     Sr Nts
         02-15-11               8.50                 400,000             402,512
Sithe Independence Funding
     Series A
         12-30-13               9.00                 150,000             168,542
Total                                                                    663,679

Utilities -- gas (0.2%)
NiSource Finance
     Company Guaranty
         04-15-03               5.75                 750,000             773,966

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
44 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Managed Portfolio

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Utilities -- telephone (1.1%)
Adelphia Business Solutions
     Sr Nts Series B
         09-01-04              12.25%               $150,000             $37,500
AT&T - Liberty Media
         02-01-30               8.25                 300,000(d)          280,089
CenturyTel
     Sr Nts
         10-15-12               7.75               1,000,000           1,037,510
Citizens Communications
         05-15-11               9.25               1,000,000           1,122,960
France Telecom
     (U.S. Dollar)
         03-01-02               7.75               1,000,000(c,d,m)    1,090,094
Geotek Communications
     Escrow Cv Sr Sub Nts
         02-15-02              12.00                 205,000(b,h,i)           --
Mountain States Telephone & Telegraph
         06-01-05               5.50                  80,000              79,458
Nextel Communications
     Sr Nts
         02-01-11               9.50                 185,000             127,188
WorldCom
         05-15-11               7.50               1,175,000           1,211,036
Total                                                                  4,985,835

Total bonds
(Cost: $115,566,212)                                                $116,591,350

Option purchased (--%)

Issuer                        Notional     Exercise     Expiration      Value(a)
                                amount        price           date

Put
Dec. U.S. Treasury Note    $20,000,000         $104      Nov. 2001        $3,124

Total option purchased
(Cost: $62,910)                                                           $3,124

Short-term securities (8.9%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies (8.1%)
Federal Home Loan Bank Disc Nt
         11-14-01               2.39%             $3,000,000          $2,997,212
Federal Home Loan Mtge Corp Disc Nts
         11-28-01               2.58                 900,000             898,159
         12-18-01               2.21               4,200,000           4,187,680
Federal Natl Mtge Assn Disc Nts
         11-16-01               2.48               3,700,000           3,695,922
         11-21-01               3.35               4,700,000           4,693,036
         11-27-01               2.29               5,000,000           4,991,412
         11-29-01               3.36               5,000,000           4,989,233
         12-06-01               2.29               7,300,000           7,283,356
         01-10-02               2.29               5,600,000           5,575,260
         01-10-02               2.32                 700,000             696,908
Total                                                                 40,008,178

Commercial paper (0.8%)
Coca-Cola
         11-09-01               2.85               1,100,000           1,099,216
Gannett
         11-13-01               2.45               1,400,000(g)        1,398,761
SBC Communications
         11-20-01               3.36               1,200,000(g)        1,197,734
Total                                                                  3,695,711

Total short-term securities
(Cost: $43,701,685)                                                  $43,703,889

Total investments in securities
(Cost: $519,222,590)(n)                                             $503,093,559

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
45 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Managed Portfolio

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Oct. 31, 2001, the value of foreign securities represented 8.22% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(f) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Oct. 31, 2001, is as follows:

     Security                                 Acquisition           Cost
                                                 dates

     Geotek Communications
       12.00% Escrow Cv Sr Sub Nts 2002        08-26-00           $     --
     GT Group Telecom                          02-09-01            219,688

(i)  Negligible market value.

(j) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):

     Type of security                                              Contracts

     Purchase contracts
     S&P 500 Index, Dec. 2001                                         82

(k) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

     Type of security                                          Notional amount
     Sale contracts

     U.S. Treasury Notes, Dec. 2006, 5-year                      $7,000,000
     U.S. Treasury Notes, Dec. 2001, 10-year                      6,400,000

(l) At Oct. 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $8,644,934.

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2001.

(n) At Oct. 31, 2001, the cost of securities for federal income tax purposes was approximately $519,223,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $ 51,153,000
     Unrealized depreciation                                        (67,282,000)
                                                                    -----------
     Net unrealized depreciation                                   $(16,129,000)
                                                                   ------------

--------------------------------------------------------------------------------
46 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

Investments in Securities

IDS Life Series Fund, Inc.

Money Market Portfolio

Oct. 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. government agencies (33.8%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Federal Home Loan Bank Disc Nt
         12-21-01               2.28%             $6,500,000          $6,479,506
Federal Home Loan Mtge Corp Disc Nts
         12-06-01               3.68               2,100,000           2,092,507
         12-07-01               2.33               1,200,000           1,197,216
         01-17-02               2.26               5,000,000           4,975,938
         02-20-02               3.40               4,100,000           4,057,461
         03-15-02               2.04               6,300,000           6,252,631

Total U.S. government agencies
(Cost: $25,055,259)                                                  $25,055,259

Certificates of deposit (3.5%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Banque Nationale de Paris Yankee
         02-04-02               3.37%               $500,000            $500,000
Dresdner US Finance Yankee
         11-27-01               2.53                 500,000             500,000
Westdeutsche Landesbank Yankee
         02-14-02               3.45               1,600,000           1,600,000

Total certificates of deposit
(Cost: $2,600,000)                                                    $2,600,000

Commercial paper (62.7%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Banks and savings & loans (9.3%)
Commerzbank U.S. Finance
         03-20-02               2.54%               $900,000            $891,243
         03-20-02               2.75               2,000,000           1,978,995
Dresdner US Finance
         11-30-01               3.68               1,000,000             997,044
Societe Generale North America
         01-07-02               3.44                 500,000             496,818
         02-14-02               3.39                 600,000             594,120
Westpac Capital
         11-05-01               3.63               1,300,000           1,299,475
         12-27-01               2.51                 600,000             597,667
Total                                                                  6,855,362

Financial services (23.6%)
AEGON Funding
         11-07-01               3.53               2,800,000(b)        2,798,352
         02-04-02               2.34                 700,000(b)          695,696
Alpine Securitization
         01-23-02               2.32                 500,000(b)          497,337
Amsterdam Funding
         11-05-01               3.53                 500,000(b)          499,804
Barclays U.S. Funding
         01-24-02               2.53               1,400,000           1,391,768
Charta
         11-07-01               3.53                 500,000(b)          499,706
CIT Group Holdings
         01-25-02               3.33               2,000,000           1,984,417
Dexia Bank (Delaware) LLC
         01-29-02               2.18               1,100,000           1,094,099
Household Finance
         01-10-02               3.41                 800,000             794,727
Intl Lease Finance
         01-07-02               2.92               3,000,000           2,983,807
Kitty Hawk Funding
         12-31-01               2.46                 700,000(b)          697,142
Nordea North America
         12-18-01               3.64                 500,000             497,637
         01-03-02               2.51                 500,000             497,813
Park Avenue Receivables
         01-16-02               2.33                 500,000(b)          497,551
Southern Co Funding
         01-04-02               2.31               1,500,000(b)        1,493,867
Variable Funding Capital
         02-19-02               2.60                 600,000(b)          595,270
Total                                                                 17,518,993

Food (2.2%)
Heinz (HJ)
         11-14-01               2.43               1,600,000(b)        1,598,596

Health care (2.7%)
Abbott Laboratories
         11-09-01               2.43               2,000,000(b)        1,998,920

Household products (1.3%)
Gillette
         01-09-02               2.37               1,000,000(b)          995,477

Insurance (4.6%)
American General
         01-15-02               2.29               1,200,000           1,194,300
         02-22-02               3.37               1,300,000           1,286,411
American General Finance
         02-11-02               2.77                 900,000(b)          892,988
Total                                                                  3,373,699

Media (4.8%)
Scripps (EW)
         12-05-01               3.36               1,000,000             996,836
         12-26-01               2.51               1,100,000(b)        1,095,799
         02-05-02               2.37               1,500,000(b)        1,490,560
Total                                                                  3,583,195

Multi-industry conglomerates (3.4%)
GE Capital Intl Funding
         11-05-01               3.47               1,500,000(b)        1,499,421
         01-08-02               2.40               1,000,000(b)          995,486
Total                                                                  2,494,907

Retail (4.3%)
May Dept Stores
         12-03-01               2.32               3,200,000           3,193,401

Utilities -- electric (3.1%)
UBS Finance (Delaware)
         11-19-01               3.57               1,000,000             998,220
         11-26-01               3.52               1,300,000           1,296,831
Total                                                                  2,295,051

Utilities -- telephone (3.4%)
SBC Communications
         11-08-01               3.52               2,500,000(b)        2,498,289

Total commercial paper
(Cost: $46,405,890)                                                  $46,405,890

Total investments in securities
(Cost: $74,061,149)(c)                                               $74,061,149

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Also represents the cost of securities for federal income tax purposes at Oct. 31, 2001.

--------------------------------------------------------------------------------
47 IDS LIFE SERIES FUND, INC. -- SEMIANNUAL REPORT

IDS Life Series Fund, Inc.
70100 AXP Financial Center
Minneapolis, MN 55474

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